UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

B. Reuben Auspitz         290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%
Consumer Discretionary - 9.5%
Hotels, Restaurants & Leisure - 3.5%
Accor S.A. (France)[1]	91,900	$4,070,107
Hyatt Hotels Corp. - Class A*	73,090	4,423,407

		8,493,514

Household Durables - 4.5%
DR Horton, Inc.	126,030	2,586,136
Lennar Corp. - Class A	69,676	2,705,519
Toll Brothers, Inc.*	74,932	2,334,881
TRI Pointe Homes, Inc.*	161,970	2,095,892
WCI Communities, Inc.*	59,510	1,097,364

		10,819,792

Media - 1.5%
Lamar Advertising Co. - Class A	73,050	3,597,713

Total Consumer Discretionary		22,911,019

Financials - 88.4%
Real Estate Management & Development - 2.4%
Forest City Enterprises, Inc. - Class A*	178,070	3,483,049
Forestar Group, Inc.*	65,900	1,167,748
General Shopping Brasil S.A. (Brazil)*	288,710	1,085,132

		5,735,929

REITS - Apartments - 15.8%
American Campus Communities, Inc.	61,810	2,252,975
Apartment Investment & Management Co. - Class A	124,570	3,963,818
Associated Estates Realty Corp.	219,738	3,847,612
AvalonBay Communities, Inc.	25,070	3,534,118
Camden Property Trust	49,590	3,398,403
Education Realty Trust, Inc.	338,430	3,479,060
Equity Residential	60,150	3,704,037
Essex Property Trust, Inc.	21,080	3,768,050
Home Properties, Inc.	41,220	2,400,653
Mid-America Apartment Communities, Inc.	61,860	4,061,109
UDR, Inc.	135,060	3,680,385

		38,090,220

REITS - Diversified - 15.6%
CatchMark Timber Trust, Inc. - Class A	102,260	1,120,770
CBS Outdoor Americas, Inc.	113,250	3,390,705
CoreSite Realty Corp.	110,620	3,636,079
Crown Castle International Corp.	30,720	2,473,882
Digital Realty Trust, Inc.	81,640	5,092,703
Duke Realty Corp.	207,910	3,571,894
DuPont Fabros Technology, Inc.	132,030	3,570,091

1

Investment Portfolio - September 30, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Diversified (continued)
Plum Creek Timber Co., Inc.	126,520	$4,935,545
Washington Real Estate Investment Trust	92,260	2,341,559
Weyerhaeuser Co.	236,670	7,540,306

		37,673,534

REITS - Health Care - 9.0%
HCP, Inc.	145,560	5,780,188
Health Care REIT, Inc.	73,200	4,565,484
Healthcare Trust of America, Inc.*	220,050	2,552,580
Physicians Realty Trust	322,470	4,424,288
Ventas, Inc.	70,490	4,366,855

		21,689,395

REITS - Hotels - 5.9%
Chesapeake Lodging Trust	158,160	4,610,364
Host Hotels & Resorts, Inc.	219,170	4,674,896
Pebblebrook Hotel Trust	134,364	5,017,152

		14,302,412

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	77,020	3,262,567

REITS - Office Property - 6.8%
Alexandria Real Estate Equities, Inc.	55,220	4,072,475
BioMed Realty Trust, Inc.	200,017	4,040,343
Boston Properties, Inc.	23,690	2,742,354
Corporate Office Properties Trust	87,500	2,250,500
Mack-Cali Realty Corp.	174,860	3,341,575

		16,447,247

REITS - Regional Malls - 11.1%
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	1,324,200	1,742,200
General Growth Properties, Inc.	206,370	4,860,014
Pennsylvania Real Estate Investment Trust	124,830	2,489,110
Rouse Properties, Inc.	275,330	4,452,086
Simon Property Group, Inc.	80,270	13,197,993

		26,741,403

REITS - Retail - 0.7%
Scentre Group (Australia)*[1]	593,137	1,706,576

REITS - Shopping Centers - 12.3%
DDR Corp.	210,590	3,523,171
Equity One, Inc.	109,010	2,357,886
Excel Trust, Inc.	192,510	2,265,843
Kimco Realty Corp.	275,570	6,037,739

2

Investment Portfolio - September 30, 2014

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Shopping Centers (continued)
Kite Realty Group Trust	196,327	$4,758,966
Saul Centers, Inc.	25,200	1,177,848
Washington Prime Group, Inc.	165,520	2,893,290
Westfield Corp. (Australia)[1]	996,070	6,490,445

		29,505,188

REITS - Single Tenant - 1.7%
Agree Realty Corp.	150,670	4,125,345

REITS - Storage - 5.7%
CubeSmart	134,090	2,410,938
Extra Space Storage, Inc.	41,150	2,122,105
Public Storage	26,980	4,474,363
Sovran Self Storage, Inc.	63,901	4,751,678

		13,759,084

Total Financials		213,038,900

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,258,234

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $204,759,730)		237,208,153

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.03% (Identified Cost $3,045,519)	3,045,519	3,045,519

TOTAL INVESTMENTS - 99.7% (Identified Cost $207,805,249)		240,253,672
OTHER ASSETS, LESS LIABILITIES - 0.3%		695,472

NET ASSETS - 100%		$240,949,144

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of September 30, 2014.

3

Investment Portfolio - September 30, 2014

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$207,805,249
Unrealized appreciation	38,152,216
Unrealized depreciation	(5,703,793)

Net unrealized appreciation	$32,448,423

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$22,911,019	$18,840,912	$4,070,107	$—
Financials	213,038,900	204,841,879	8,197,021	—
Information Technology	1,258,234	1,258,234	—	—
Utilities	—	—	—	—	*
Mutual fund	3,045,519	3,045,519	—	—

Total assets	$240,253,672	$227,986,544	$12,267,128	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2014. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the nine months ended September 30, 2014.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 95.1%
Consumer Discretionary - 13.3%
Auto Components - 2.5%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,569,348
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	7,094,021
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	3,326,413
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	3,721,985

		16,711,767

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	74,000	4,602,043
Nikon Corp. (Japan)[1]	224,000	3,239,744

		7,841,787

Internet & Catalog Retail - 2.7%
ASOS plc (United Kingdom)*[1]	262,080	9,559,538
MakeMyTrip Ltd. (India)*	150,240	4,181,179
Rakuten, Inc. (Japan)[1]	416,190	4,790,956

		18,531,673

Media - 2.4%
Mediaset Espana Comunicacion S.A. (Spain)*[1]	678,600	8,421,835
Reed Elsevier plc - ADR (United Kingdom)	60,311	3,885,838
Societe Television Francaise 1 (France)[1]	297,000	4,002,363

		16,310,036

Specialty Retail - 3.2%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	4,835,225
Groupe Fnac S.A. (France)*[1]	3,891	144,635
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	5,334,150
Komeri Co. Ltd. (Japan)[1]	188,800	4,289,000
Sa Sa International Holdings Ltd. (Hong Kong)[1]	10,518,390	7,206,221

		21,809,231

Textiles, Apparel & Luxury Goods - 1.4%
Daphne International Holdings Ltd. (China)[1]	6,600,000	3,340,438
Kering (France)[1]	31,130	6,276,459

		9,616,897

Total Consumer Discretionary		90,821,391

Consumer Staples - 19.7%
Beverages - 6.3%
AMBEV S.A. - ADR (Brazil)*	1,350,000	8,842,500
Carlsberg A/S - Class B (Denmark)[1]	80,000	7,105,012
Diageo plc (United Kingdom)[1]	322,810	9,310,473
Treasury Wine Estates Ltd. (Australia)[1]	2,285,660	8,449,275

1

Investment Portfolio - September 30, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,284,000	$9,129,075

		42,836,335

Food & Staples Retailing - 3.9%
Carrefour S.A. (France)[1]	169,962	5,249,215
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,676,219
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	6,492,789
Tesco plc (United Kingdom)[1]	1,217,410	3,636,700
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	2,946,000	7,414,080

		26,469,003

Food Products - 7.1%
Biostime International Holdings Ltd. (China)[1]	1,472,500	4,573,913
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	3,568,136
Danone S.A. (France)[1]	107,012	7,166,197
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	7,549,962
Nestle S.A. (Switzerland)[1]	105,220	7,732,726
Unilever plc - ADR (United Kingdom)	420,230	17,607,637

		48,198,571

Household Products - 1.0%
Reckitt Benckiser Group plc (United Kingdom)[1]	81,990	7,088,621

Tobacco - 1.4%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,385,945
Swedish Match AB (Sweden)[1]	191,000	6,179,154

		9,565,099

Total Consumer Staples		134,157,629

Energy - 3.0%
Energy Equipment & Services - 1.0%
Saipem S.p.A. (Italy)*[1]	317,000	6,722,470

Oil, Gas & Consumable Fuels - 2.0%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	3,573,600
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,495,968
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,945,154

		14,014,722

Total Energy		20,737,192

Financials - 7.5%
Banks - 2.3%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	7,839,486
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	7,939,715

		15,779,201

2

Investment Portfolio - September 30, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets - 0.9%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	$6,582,462

Diversified Financial Services - 1.0%
IDFC Ltd. (India)[1]	3,023,300	6,693,535

Insurance - 2.2%
AXA S.A. (France)[1]	211,372	5,206,663
Mapfre S.A. (Spain)[1]	1,877,000	6,633,994
Zurich Insurance Group AG (Switzerland)[1]	10,500	3,124,831

		14,965,488

Real Estate Investment Trusts (REITS) - 1.1%
Alstria Office REIT AG (Germany)[1]	595,480	7,280,001

Total Financials		51,300,687

Health Care - 12.6%
Health Care Equipment & Supplies - 1.8%
Carl Zeiss Meditec AG (Germany)[1]	232,000	6,732,535
Straumann Holding AG (Switzerland)[1]	25,776	5,823,703

		12,556,238

Health Care Providers & Services - 2.1%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	6,940,000
Odontoprev S.A. (Brazil)	2,000,000	7,239,301

		14,179,301

Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)[1]	58,000	3,752,159

Pharmaceuticals - 8.1%
AstraZeneca plc (United Kingdom)[1]	27,960	2,003,681
AstraZeneca plc - ADR (United Kingdom)	229,150	16,370,476
Bayer AG (Germany)[1]	100,000	13,913,900
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,951,556
Novartis AG - ADR (Switzerland)	49,000	4,612,370
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	7,525,000
Wockhardt Ltd. (India)[1]	546,860	7,059,649

		55,436,632

Total Health Care		85,924,330

Industrials - 18.5%
Airlines - 2.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	1,893,363	9,107,076
Latam Airlines Group S.A. - ADR (Chile)*	500,000	5,685,000

		14,792,076

3

Investment Portfolio - September 30, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 1.6%
Aggreko plc (United Kingdom)[1]	246,137	$6,160,458
Taiwan Secom Co. Ltd. (Taiwan)[1]	788,868	2,177,819
Tomra Systems ASA (Norway)[1]	354,000	2,699,872

		11,038,149

Construction & Engineering - 2.0%
Larsen & Toubro Ltd. (India)[1]	591,285	13,898,257

Electrical Equipment - 3.8%
Alstom S.A. (France)*[1]	295,560	10,135,138
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	6,622,796
Schneider Electric S.A. (France)[1]	66,000	5,063,709
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	4,193,688

		26,015,331

Industrial Conglomerates - 4.2%
Siemens AG (Germany)[1]	237,600	28,272,663

Machinery - 3.7%
Andritz AG (Austria)[1]	123,000	6,549,232
FANUC Corp. (Japan)[1]	71,000	12,840,546
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	5,858,163
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	42,693

		25,290,634

Professional Services - 1.0%
Experian plc (United Kingdom)[1]	405,980	6,451,149

Total Industrials		125,758,259

Information Technology - 13.5%
Communications Equipment - 0.8%
Alcatel-Lucent - ADR (France)*	1,855,000	5,620,650

Electronic Equipment, Instruments & Components - 3.0%
Hitachi Ltd. (Japan)[1]	1,646,660	12,580,535
Keyence Corp. (Japan)[1]	17,209	7,471,915

		20,052,450

Internet Software & Services - 1.0%
NetEase, Inc. - ADR (China)	80,000	6,852,800

Semiconductors & Semiconductor Equipment - 0.1%
MediaTek, Inc. (Taiwan)[1]	41,000	607,198

Software - 5.3%
AVEVA Group plc (United Kingdom)[1]	307,757	7,678,335
SAP SE (Germany)[1]	239,440	17,280,390
Temenos Group AG (Switzerland)[1]	107,070	4,064,670

4

Investment Portfolio - September 30, 2014

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
Totvs S.A. (Brazil)	487,000	$7,391,298

		36,414,693

Technology Hardware, Storage & Peripherals - 3.3%
Canon, Inc. (Japan)[1]	95,000	3,090,914
Samsung Electronics Co. Ltd. (South Korea)[1]	17,490	19,588,930

		22,679,844

Total Information Technology		92,227,635

Materials - 3.6%
Chemicals - 3.6%
BASF SE (Germany)[1]	76,100	6,941,678
Linde AG (Germany)[1]	92,500	17,705,465

Total Materials		24,647,143

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
Telefonica S.A. - ADR (Spain)	707,000	10,866,590
Telenor ASA - ADR (Norway)[2]	184,380	12,133,126

Total Telecommunication Services		22,999,716

TOTAL COMMON STOCKS (Identified Cost $602,985,650)		648,573,982

SHORT-TERM INVESTMENT - 5.0%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%, (Identified Cost $34,004,655)	34,004,655	34,004,655

TOTAL INVESTMENTS - 100.1% (Identified Cost $636,990,305)		682,578,637
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(705,555)

NET ASSETS - 100%		$681,873,082

ADR - American Depositary Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of September 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 16.0%; United Kingdom 13.7%; Japan 10.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

5

Investment Portfolio - September 30, 2014

(unaudited)

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$636,990,305
Unrealized appreciation	106,515,085
Unrealized depreciation	(60,926,753)

Net unrealized appreciation	$45,588,332

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$90,821,391	$8,067,017	$82,754,374	$—
Consumer Staples	134,157,629	41,414,179	92,743,450	—
Energy	20,737,192	10,518,754	10,218,438	—
Financials	51,300,687	—	51,300,687	—
Health Care	85,924,330	42,687,147	43,237,183	—
Industrials	125,758,259	14,792,076	110,966,183	—
Information Technology	92,227,635	19,864,748	72,362,887	—
Materials	24,647,143	—	24,647,143	—
Telecommunication Services	22,999,716	10,866,590	12,133,126	—
Mutual fund	34,004,655	34,004,655	—	—

Total assets	$682,578,637	$182,215,166	$500,363,471	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%
Consumer Discretionary - 18.2%
Automobiles - 1.3%
Toyota Motor Corp. (Japan)[1]	1,637,100	$96,325,634

Diversified Consumer Services - 1.5%
Kroton Educacional S.A. (Brazil)	17,415,616	109,427,913

Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)[1]	3,476,880	153,985,580

Internet & Catalog Retail - 0.4%
Ocado Group plc (United Kingdom)*[1]	6,706,265	28,657,289

Media - 7.1%
British Sky Broadcasting Group plc (United Kingdom)[1]	15,070,270	214,948,172
ITV plc (United Kingdom)[1]	12,430,040	41,735,785
Liberty Global plc - Class A - ADR (United Kingdom)*	2,000,370	85,095,740
Liberty Global plc - Class C - ADR (United Kingdom)*	1,543,120	63,291,067
Modern Times Group AB - Class B (Sweden)[1]	907,008	28,626,075
ProSiebenSat.1 Media AG (Germany)[1]	971,860	38,529,904
Societe Television Francaise 1 (France)[1]	2,499,438	33,682,352

		505,909,095

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	10,731,120	70,164,943

Specialty Retail - 1.9%
Kingfisher plc (United Kingdom)[1]	25,619,924	133,988,222

Textiles, Apparel & Luxury Goods - 2.9%
Adidas AG (Germany)[1]	1,619,240	120,820,951
Lululemon Athletica, Inc.*	2,043,580	85,850,796

		206,671,747

Total Consumer Discretionary		1,305,130,423

Consumer Staples - 20.6%
Beverages - 8.2%
AMBEV S.A. - ADR (Brazil)*	17,431,860	114,178,683
Anheuser-Busch InBev N.V. (Belgium)[1]	1,125,720	124,840,618
Carlsberg A/S - Class B (Denmark)[1]	851,200	75,597,324
Diageo plc (United Kingdom)[1]	3,817,040	110,090,913
Remy Cointreau S.A. (France)[1]	512,872	36,923,830
SABMiller plc (United Kingdom)[1]	2,261,840	125,345,603

		586,976,971

Food & Staples Retailing - 4.4%
Carrefour S.A. (France)[1]	4,805,825	148,426,169
Tesco plc (United Kingdom)[1]	56,652,200	169,233,937

		317,660,106

1

Investment Portfolio - September 30, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products - 5.3%
Charoen Pokphand Foods PCL (Thailand)[1]	66,137,360	$61,426,183
Danone S.A. (France)[1]	2,271,860	152,138,042
Nestle S.A. (Switzerland)[1]	1,110,390	81,603,703
Unilever plc - ADR (United Kingdom)	1,921,570	80,513,783

		375,681,711

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	947,476	78,832,004

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	1,797,560	77,395,181
Swedish Match AB (Sweden)[1]	1,235,620	39,974,275

		117,369,456

Total Consumer Staples		1,476,520,248

Energy - 15.0%
Energy Equipment & Services - 5.0%
CGG S.A. (France)*[1,2]	8,982,810	81,844,673
Petroleum Geo-Services ASA (Norway)[1]	4,980,250	31,473,221
Schlumberger Ltd.	1,801,600	183,204,704
Trican Well Service Ltd. (Canada)	5,492,310	64,243,280

		360,765,878

Oil, Gas & Consumable Fuels - 10.0%
Cameco Corp. (Canada)	8,716,760	153,937,982
Encana Corp. (Canada)	9,011,900	191,142,399
Koninklijke Vopak N.V. (Netherlands)[1]	739,810	39,864,452
Petroleo Brasileiro S.A. - ADR (Brazil)	5,844,664	87,027,047
Talisman Energy, Inc. (Canada)	23,654,560	204,663,321
Whitehaven Coal Ltd. (Australia)*[1]	25,791,240	38,527,417

		715,162,618

Total Energy		1,075,928,496

Financials - 4.4%
Banks - 1.7%
HSBC Holdings plc (United Kingdom)[1]	12,238,410	124,357,251

Capital Markets - 0.8%
CETIP S.A. - Mercados Organizados (Brazil)	4,624,950	57,439,886

Insurance - 1.9%
Admiral Group plc (United Kingdom)[1]	6,544,834	135,730,326

Total Financials		317,527,463

Health Care - 11.9%
Health Care Equipment & Supplies - 2.0%
BioMerieux (France)[1]	419,689	43,451,565

2

Investment Portfolio - September 30, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	99,385,012	$98,035,206

		141,486,771

Health Care Providers & Services - 3.6%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,054,330	143,095,791
Life Healthcare Group Holdings Ltd. (South Africa)[1]	28,240,700	111,330,059
Sonic Healthcare Ltd. (Australia)[1]	365,867	5,614,122

		260,039,972

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*[1]	3,580,679	81,120,630

Pharmaceuticals - 5.1%
Novo Nordisk A/S - Class B (Denmark)[1]	2,464,980	117,362,110
Otsuka Holdings Co. Ltd. (Japan)[1]	1,896,430	65,366,677
Sanofi (France)[1]	1,629,216	184,217,509

		366,946,296

Total Health Care		849,593,669

Industrials - 10.4%
Airlines - 2.3%
Latam Airlines Group S.A. - ADR (Chile)*	3,607,567	41,018,037
Ryanair Holdings plc - ADR (Ireland)*	2,220,306	125,291,868

		166,309,905

Commercial Services & Supplies - 0.8%
Aggreko plc (United Kingdom)[1]	2,275,362	56,949,067

Electrical Equipment - 1.6%
Nexans S.A. (France)*[1]	1,439,434	54,150,266
Schneider Electric S.A. (France)[1]	756,143	58,013,459

		112,163,725

Machinery - 2.6%
Komatsu Ltd. (Japan)[1]	3,622,000	83,708,600
SKF AB - Class B (Sweden)[1]	4,229,297	88,046,848
Westport Innovations, Inc. - ADR (Canada)*	1,450,590	15,245,701

		187,001,149

Marine - 0.0%#
Pacific Basin Shipping Ltd. (Hong Kong)[1]	1,497,198	807,788

Professional Services - 1.6%
SGS S.A. (Switzerland)[1]	53,460	110,606,323

Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	2,177,460	106,574,633

Total Industrials		740,412,590

3

Investment Portfolio - September 30, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 4.1%
Internet Software & Services - 2.7%
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,518,440	$102,449,147
Tencent Holdings Ltd. (China)[1]	6,215,695	92,498,547

		194,947,694

IT Services - 1.4%
Amdocs Ltd. - ADR	2,173,523	99,721,235

Total Information Technology		294,668,929

Materials - 12.1%
Chemicals - 4.5%
Akzo Nobel N.V. (Netherlands)[1]	599,990	41,052,269
Potash Corp. of Saskatchewan, Inc. (Canada)	2,635,385	91,078,906
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,470,720	38,444,621
Syngenta AG (Switzerland)[1]	216,540	68,566,469
Umicore S.A. (Belgium)[1]	1,902,610	82,950,213

		322,092,478

Construction Materials - 2.0%
CRH plc (Ireland)[1]	3,385,173	76,919,307
Holcim Ltd. (Switzerland)[1]	967,840	70,412,032

		147,331,339

Metals & Mining - 5.6%
Alumina Ltd. (Australia)*[1]	54,534,960	80,775,246
Iluka Resources Ltd. (Australia)[1]	5,762,930	39,638,615
Norsk Hydro ASA (Norway)[1]	21,157,825	118,289,203
Teck Resources Ltd. - Class B (Canada)	5,397,760	101,963,686
ThyssenKrupp AG (Germany)*[1]	2,258,230	58,957,225

		399,623,975

Total Materials		869,047,792

Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	5,256,730	132,469,596

TOTAL COMMON STOCKS
(Identified Cost $7,213,185,943)		7,061,299,206

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.03%,
(Identified Cost $67,508,622)	67,508,622	67,508,622

4

Investment Portfolio - September 30, 2014

(unaudited)

WORLD OPPORTUNITIES SERIES	VALUE
TOTAL INVESTMENTS - 99.6% (Identified Cost $7,280,694,565)	$7,128,807,828
OTHER ASSETS, LESS LIABILITIES - 0.4%	31,963,038

NET ASSETS - 100%	$7,160,770,866

ADR - American Depositary Receipt

# Less than 0.1%.

* Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Affiliated company as defined by the Investment Company Act of 1940.

3Rate shown is the current yield as of September 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 21.2%; France 13.2%; Canada 11.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$7,288,719,480
Unrealized appreciation	624,924,413
Unrealized depreciation	(784,836,065)

Net unrealized depreciation	$(159,911,652)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,305,130,423	$343,665,516	$961,464,907	$—
Consumer Staples	1,476,520,248	194,692,466	1,281,827,782	—
Energy	1,075,928,496	884,218,733	191,709,763	—
Financials	317,527,463	57,439,886	260,087,577	—
Health Care	849,593,669	—	849,593,669	—
Industrials	740,412,590	181,555,606	558,856,984	—
Information Technology	294,668,929	202,170,382	92,498,547	—
Materials	869,047,792	231,487,213	637,560,579	—
Telecommunication Services	132,469,596	132,469,596	—	—
Mutual fund	67,508,622	67,508,622	—	—

Total assets	$7,128,807,828	$2,295,208,020	$4,833,599,808	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 94.7%
Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$320,643
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		100,000	106,919
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	355,936
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	113,167
Allen East Local School District, School Impt., Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR	[3]	285,000	287,018
American Municipal Power, Inc., Fremont Energy Center Project, Revenue Bond	5.000%	2/15/2019	A1		720,000	833,270
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	111,675
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		185,000	209,412
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		5,000	5,040
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		100,000	109,575
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa2		100,000	100,394
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3		1,355,000	1,398,726
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	105,335
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	465,524
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2014	Aaa		200,000	201,664
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2016	Aaa		150,000	164,981
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		1,000,000	1,134,990
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	120,323
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	267,251
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	229,092
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	566,310
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	150,881
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa2		250,000	250,807
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa2		360,000	360,860
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2		300,000	316,665
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	165,978
Cleveland Department of Public Utilities Division of Water, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	272,123
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	430,625
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1		150,000	158,925
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2017	Aa1		200,000	220,230

1

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2016	Aa1	$600,000	$635,076
Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2017	Aa1	365,000	401,226
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	247,643
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	136,466
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	252,173
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	302,478
Columbus, Limited Tax, Various Purposes Impt., Series B, G.O. Bond	4.000%	8/15/2017	Aaa	125,000	137,116
Columbus, Series 1, G.O. Bond	5.000%	7/1/2021	Aaa	300,000	361,953
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	108,284
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	115,629
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/1/2017	Aaa	250,000	281,627
Columbus, Various Purposes Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	570,300
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	290,157
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	447,976
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	471,749
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	258,468
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	261,150
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	208,920
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	453,996
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	347,556
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	238,342
Fairfield Township, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	290,000	306,379
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	185,000	191,005
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	130,000	134,237
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,250,111
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	115,451
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	554,450
Gahanna, Limited Tax, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	100,696

2

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa2		$100,000	$109,938
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa2		200,000	231,770
Green, G.O. Bond	2.000%	12/1/2014	AA	[2]	285,000	285,878
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	119,144
Hamilton County Sewer System, Series A, Revenue Bond, NATL	5.000%	12/1/2019	Aa2		500,000	515,940
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	208,312
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	168,186
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	598,445
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	598,445
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	206,420
Hamilton Local School District, Prerefunded Balance, G.O. Bond, AGM	4.500%	12/1/2033	A2		200,000	214,006
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	208,310
Hilliard School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2021	Aa1		325,000	343,239
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	581,425
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	107,501
Huber Heights City School District, G.O. Bond	5.000%	12/1/2019	A1		300,000	352,710
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2		115,000	128,319
Ironton City School District, Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	A3		200,000	216,462
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	103,375
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2		225,000	226,955
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2		705,000	711,126
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	206,033
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	316,446
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3		100,000	102,119
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1		200,000	200,602

3

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		$100,000	$109,388
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	112,378
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	260,629
New Albany Plain Local School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa1		150,000	158,190
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aa1		340,000	367,638
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa2		200,000	230,194
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	898,515
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	437,126
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3		100,000	103,922
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	308,610
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR	[3]	400,000	439,852
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2022	WR	[3]	715,000	833,347
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2025	WR	[3]	500,000	528,060
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa		100,000	118,502
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	155,284
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	322,587
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		20,000	21,054
Ohio State Water Development Authority, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	211,884
Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa		350,000	402,955
Ohio State Water Development Authority, Revenue Bond	5.000%	12/1/2018	Aaa		100,000	116,463
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa		100,000	115,130
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	142,085

4

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		$450,000	$536,053
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA	[2]	575,000	593,665
Ohio State, Economic Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	10/1/2019	AA	[2]	250,000	286,433
Ohio State, Public Impt., Series A, G.O. Bond	4.000%	5/1/2017	Aa1		120,000	130,466
Ohio State, Public Impt., Series A, G.O. Bond	3.000%	11/1/2019	Aa1		400,000	433,620
Ohio State, School Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	6/15/2018	Aa1		410,000	442,989
Ohio State, Series A, G.O. Bond	5.000%	9/15/2018	Aa1		225,000	260,359
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	603,175
Ohio State, Series B, G.O. Bond	5.000%	8/1/2019	Aa1		175,000	206,133
Ohio State, Series C, G.O. Bond	5.000%	9/15/2016	Aa1		305,000	332,612
Ohio State, University & College Impt., Series A, G.O. Bond	5.000%	2/1/2019	Aa1		150,000	174,780
Olentangy Local School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2030	Aa1		100,000	107,835
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	118,171
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	124,760
Otsego Local School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	100,708
Portage County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	275,217
Sandy Valley Local School District, Prerefunded Balance, G.O. Bond, XLCA	4.500%	12/1/2033	A	[2]	100,000	107,003
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	145,022
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	232,750
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3		100,000	110,071
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1		100,000	100,527
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	114,617
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	130,744
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	120,780
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2020	A1		150,000	165,701
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2025	A1		270,000	296,908
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	300,000	300,900
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	579,085
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	588,985

5

Investment Portfolio - September 30, 2014

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	$275,000	$319,767
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	101,875
Twinsburg City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2018	Aa2	100,000	100,826
Vandalia, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	236,903
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	119,829
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	447,712

TOTAL MUNICIPAL BONDS (Identified Cost $40,915,639)					41,216,833

SHORT-TERM INVESTMENT - 3.9%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,679,654)				1,679,654	1,679,654

TOTAL INVESTMENTS - 98.6% (Identified Cost $42,595,293)					42,896,487
OTHER ASSETS, LESS LIABILITIES - 1.4%					600,603

NET ASSETS - 100%					$43,497,090

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$42,595,293
Unrealized appreciation	370,585
Unrealized depreciation	(69,391)

Net unrealized appreciation	$301,194

6

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$41,216,833	$—	$41,216,833	$—
Mutual fund	1,679,654	1,679,654	—	—

Total assets	$42,896,487	$1,679,654	$41,216,833	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 94.4%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		$500,000	$591,710

ARIZONA - 3.3%
Arizona Health Facilities Authority, Banner Health, Series A, Revenue Bond	5.000%	1/1/2019	AA	[2]	795,000	867,520
Mesa, Utility System, Revenue Bond, NATL	5.000%	7/1/2019	Aa2		2,000,000	2,345,000
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,172,500
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,662,304
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,558,808
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,000,000	1,103,890
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	478,756
Tucson Water System, Revenue Bond, NATL	4.000%	7/1/2016	Aa2		1,000,000	1,064,080
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,613,010
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	543,182

						12,409,050

COLORADO - 2.2%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,780,815
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,881,944
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,715,085
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,386,914
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[2]	500,000	505,920

						8,270,678

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	452,000

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE - 0.8%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	$1,710,000	$1,745,072
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,305,986

					3,051,058

DISTRICT OF COLUMBIA - 1.7%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2017	Aa3	400,000	449,872
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2019	Aa3	1,000,000	1,155,520
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,000,000	1,152,510
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,500,240
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,064,800

					6,322,942

FLORIDA - 7.2%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,780,000	1,866,098
Charlotte County Utility System Revenue, Revenue Bond, AGM	4.100%	10/1/2021	Aa3	900,000	955,467
Daytona Beach Utility System, Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,180,639
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,117,900
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,078,700
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,836,974
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	923,560
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,048,530
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,359,400
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,769,550
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,161,189
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	591,225
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	733,061
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2	650,000	650,091
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	806,718

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2		$400,000	$439,404
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2		1,175,000	1,359,698
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2		1,000,000	1,091,450
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2		675,000	774,731
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	584,990
Orlando-Orange County Expressway Authority, Series B, Revenue Bond	5.000%	7/1/2020	A2		1,165,000	1,378,696
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1		1,730,000	1,939,399
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1		400,000	459,228
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2		500,000	559,075
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2		500,000	577,385

						27,243,158

GEORGIA - 4.1%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		1,000,000	1,130,150
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3		1,160,000	1,364,891
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3		1,050,000	1,145,802
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	587,195
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,829,423
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3		1,000,000	1,099,960
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,392,276
Georgia State, Series E-2, G.O. Bond	4.000%	9/1/2017	Aaa		1,500,000	1,647,195
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	1,054,820
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		1,500,000	1,755,195
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	585,065
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	571,970
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,187,440

						15,351,382

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
HAWAII - 1.4%
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		$550,000	$552,332
Honolulu County, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,163,970
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2		2,320,000	2,760,290
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	757,440

						5,234,032

ILLINOIS - 2.0%
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	828,983
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		760,000	850,235
Chicago Waterworks, Water Utility Impt., Revenue Bond	3.000%	11/1/2016	A3		875,000	917,963
Chicago Waterworks, Water Utility Impt., Revenue Bond	5.000%	11/1/2017	A3		600,000	674,106
Illinois Municipal Electric Agency, Series A, Revenue Bond, NATL	5.250%	2/1/2019	A1		2,790,000	3,073,101
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,181,620

						7,526,008

INDIANA - 3.0%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,568,610
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	754,484
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	559,495
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,936,672
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	840,727
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	545,190
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	495,418
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	509,537

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Shelbyville Central Renovation School Building Corp., Prerefunded Balance, School Impt., Revenue Bond, NATL	5.000%	7/15/2018	A3		$3,000,000	$3,114,750

						11,324,883

KANSAS - 2.8%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	574,095
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,483,934
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	946,865
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,255,080
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,156,340
Wyandotte County-Kansas City Unified Government Utility System, Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	497,965
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,759,660

						10,673,939

KENTUCKY - 0.2%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	586,250

LOUISIANA - 1.6%
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	671,656
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,109,369
Lafayette, Utilities Revenue, Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,268,056
Lafayette, Utilities Revenue, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,165,398
New Orleans, Water Revenue, Revenue Bond	5.000%	12/1/2020	BBB	[2]	1,700,000	1,963,568

						6,178,047

MAINE - 0.4%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,002,310

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MAINE (continued)
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		$570,000	$645,953

						1,648,263

MARYLAND - 1.7%
Frederick County, Prerefunded Balance, Series C, G.O. Bond	4.000%	12/1/2014	WR	[3]	15,000	15,098
Frederick County, Unrefunded Portion, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,395,000	1,404,291
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	576,500
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa		1,000,000	1,114,190
Maryland State, Public Impt., Series A, G.O. Bond	5.000%	8/1/2017	Aaa		2,990,000	3,360,551

						6,470,630

MASSACHUSETTS - 2.0%
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	506,190
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,008,190
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		500,000	510,195
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1		500,000	549,950
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,000,140
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	926,271
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa2		600,000	668,400
Massachusetts Municipal Wholesale Electric Co., Project Number 6, Revenue Bond	5.000%	7/1/2017	A3		590,000	658,529
Massachusetts Municipal Wholesale Electric Co., Revenue Bond	5.000%	7/1/2016	A3		1,000,000	1,078,060
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A	[2]	500,000	518,235

						7,424,160

MICHIGAN - 0.8%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,082,960
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3		910,000	945,954
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	622,688

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MICHIGAN (continued)
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		$400,000	$462,664

						3,114,266

MINNESOTA - 1.1%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,006,660
Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA	[2]	540,000	571,714
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,465,730
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		65,000	67,871

						4,111,975

MISSOURI - 3.2%
Kansas City, Sanitary Sewer System, Revenue Bond.	4.000%	1/1/2017	Aa2		2,155,000	2,322,724
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,518,241
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	4.000%	1/1/2019	Aa2		2,465,000	2,759,000
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	300,000	302,067
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond (When Issued)	4.000%	1/1/2018	A2		750,000	824,355
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3		1,535,000	1,662,804
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	851,498
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	830,116

						12,070,805

NEBRASKA - 3.1%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,408,800
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	715,491
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	580,795
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1		905,000	935,996
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	675,996

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	$1,000,000	$1,175,030
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,451,427
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa2	600,000	643,080
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2	675,000	767,799
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,472,220

					11,826,634

NEW HAMPSHIRE - 1.5%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	1,000,000	1,174,260
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1	2,000,000	2,032,960
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,503,090
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	820,000	831,513

					5,541,823

NEW JERSEY - 0.7%
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	469,501
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3	1,100,000	1,135,838
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3	1,000,000	1,154,370

					2,759,709

NEW YORK - 5.8%
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2	1,145,000	1,296,346
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A2	725,000	840,231
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2	1,315,000	1,544,757
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,154,930
New York City Transitional Finance Authority, Future Tax Secured, Subseries C, Revenue Bond	5.000%	11/1/2018	Aa1	1,000,000	1,161,180

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Transitional Finance Authority, Future Tax Secured, Subseries F-1, Revenue Bond	5.000%	5/1/2019	Aa1		$2,565,000	$3,001,178
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		2,530,000	2,830,033
New York City, Series B, G.O. Bond	5.000%	8/1/2017	Aa2		2,000,000	2,240,640
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	475,432
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	2,135,000	2,475,234
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2		600,000	659,124
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,111,340
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	559,930
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	650,911
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	820,113
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,101,810

						21,923,189

NORTH CAROLINA - 5.9%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2		1,240,000	1,420,197
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,683,766
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	456,803
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2		880,000	972,462
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa		1,000,000	1,012,130
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa		5,855,000	6,470,653
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		1,265,000	1,434,447
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	675,636
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2		1,000,000	1,102,930
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2018	A2		2,000,000	2,260,180
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	468,248

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
North Carolina, Series B, G.O. Bond	5.000%	6/1/2017	Aaa		$3,000,000	$3,353,100
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa		890,000	908,254

						22,218,806

NORTH DAKOTA - 0.1%
Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1		450,000	495,769

OHIO - 2.6%
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1		450,000	509,157
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond,	5.000%	2/15/2016	A1		1,150,000	1,221,887
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond, NATL	5.000%	11/15/2018	Aa1		1,000,000	1,110,140
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		2,205,000	2,617,247
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,068,560
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,360,850
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,189,750
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	713,694

						9,791,285

OKLAHOMA - 1.2%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aa1		655,000	734,327
Oklahoma Development Finance Authority, Series C, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	571,275
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,241,975

						4,547,577

OREGON - 1.5%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	509,221
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	231,691
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2		1,395,000	1,606,008
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,514,270

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON (continued)
Portland Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		$550,000	$595,281
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,217,645

						5,674,116

PENNSYLVANIA - 5.3%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		640,000	748,544
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	570,660
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1		1,465,000	1,672,927
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	695,904
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,185,010
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	709,784
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,235,136
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,759,762
Pennsylvania Turnpike Commission, Subseries B, Revenue Bond	5.000%	6/1/2017	A3		1,000,000	1,109,710
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	23,022
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	435,751
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,168,460
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	847,373
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,583,665
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1		1,115,000	1,308,118
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,121,220

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pittsburgh Water & Sewer Authority, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2	$1,000,000	$1,152,500
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,173,640
Southcentral General Authority, Wellspan Health Obligated Group, Series A, Revenue Bond	5.625%	6/1/2018	Aa3	655,000	757,619

					20,258,805

RHODE ISLAND - 0.3%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	A3	1,000,000	1,000,880

SOUTH CAROLINA - 3.2%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aa1	530,000	627,106
Columbia, Waterworks & Sewer System, Revenue Bond	5.000%	2/1/2019	Aa1	475,000	552,591
Piedmont Municipal Power Agency, Revenue Bond, AGC	5.000%	1/1/2018	A3	1,690,000	1,907,537
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	A1	1,860,000	2,044,847
South Carolina State Public Service Authority, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,676,387
South Carolina State Public Service Authority, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	1,000,000	1,155,270
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,184,630
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	790,634
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	814,786
Spartanburg County School District No. 7, School Impt., Prerefunded Balance, G.O. Bond	5.000%	3/1/2018	Aa1	1,400,000	1,551,102

					12,304,890

TENNESSEE - 4.0%
Clarksville City Water, Sewer & Gas, Revenue Bond	5.000%	2/1/2019	Aa3	2,740,000	3,194,950
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2	410,000	454,784
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2	660,000	744,335

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		$685,000	$778,043
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	755,876
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,323,020
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,161,510
Metropolitan Government of Nashville & Davidson County, Revenue Bond	5.000%	7/1/2018	A1		750,000	861,113
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3		750,000	809,227
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	490,928
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,763,785
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[2]	400,000	430,084
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[2]	1,000,000	1,019,240
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa		550,000	556,622

						15,343,517

TEXAS - 6.9%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2018	A1		750,000	868,957
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,903,584
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1		500,000	560,885
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	657,504
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1		1,000,000	1,106,400
Corpus Christi, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,149,660
Corpus Christi, Utility System, Revenue Bond	5.000%	7/15/2019	A1		2,400,000	2,812,488
Fort Worth, Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	650,381
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1		520,000	529,485
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	558,240
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa		600,000	600,084
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA	[2]	1,000,000	1,020,400
Houston, Utility System, Series A, Revenue Bond, AGM	5.250%	11/15/2017	Aa2		1,000,000	1,140,400
Houston, Utility System, Series C, Revenue Bond	5.000%	11/15/2018	Aa2		1,000,000	1,160,690
Houston, Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA	[2]	525,000	578,461
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,237,284

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1		$1,250,000	$1,378,287
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2		2,000,000	2,428,700
San Antonio Water System, Revenue Bond	5.000%	5/15/2020	Aa1		1,000,000	1,187,430
San Antonio Water System, Series A, Revenue Bond	4.000%	5/15/2019	Aa1		1,675,000	1,886,067
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	996,984
Texas, Highway Impt., Series B, G.O. Bond	5.000%	4/1/2017	Aaa		1,575,000	1,750,865

						26,163,236

UTAH - 1.0%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,285,480
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1		400,000	404,108
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa		400,000	403,272
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	510,830

						3,603,690

VIRGINIA - 2.3%
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa		1,000,000	1,008,540
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	571,430
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,038,740
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	444,404
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2		1,075,000	1,177,147
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2018	Aa2		725,000	840,695
Richmond, Multiple Utility Impt., Series A, Revenue Bond	5.000%	1/15/2019	Aa2		1,000,000	1,164,010
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,526,960

						8,771,926

WASHINGTON - 6.5%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	460,764
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,730,000	2,008,651
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,590,135
King County School District No. 411 Issaquah, Prerefunded Balance, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,441,030

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		$750,000	$887,093
King County, G.O. Bond	5.000%	1/1/2017	Aa1		2,000,000	2,201,820
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,963,016
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2		550,000	577,313
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,585,000	1,749,174
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,407,360
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3		740,000	813,112
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,118,200
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3		525,000	557,928
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	544,830
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL	5.000%	1/1/2027	Aa1		4,905,000	5,397,658

						24,718,084

WEST VIRGINIA - 0.3%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,297,047

WISCONSIN - 2.4%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	561,269
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	690,510
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	565,000	609,426
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	544,104
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1		515,000	555,391
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		1,100,000	1,262,723
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2		1,000,000	1,028,540
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2		400,000	429,704

Investment Portfolio - September 30, 2014

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	$1,120,000	$1,220,587
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,362,040

					9,264,294

TOTAL MUNICIPAL BONDS (Identified Cost $354,896,073)					357,560,513

SHORT-TERM INVESTMENT - 4.7%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $17,983,181)				17,983,181	17,983,181

TOTAL INVESTMENTS - 99.1% (Identified Cost $372,879,254)					375,543,694
OTHER ASSETS, LESS LIABILITIES - 0.9%					3,294,344

NET ASSETS - 100%					$378,838,038

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$372,879,254
Unrealized appreciation	2,916,442
Unrealized depreciation	(252,002)

Net unrealized appreciation	$2,664,440

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$357,560,513	$—	$357,560,513	$—
Mutual fund	17,983,181	17,983,181	—	—

Total assets	$375,543,694	$17,983,181	$357,560,513	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 95.4%
Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA	[2]	$200,000	$217,838
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	505,000	552,970
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,498,328
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,322,865
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	421,962
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	456,020
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	342,219
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,291,290
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3		675,000	726,732
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1		500,000	507,840
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA	[2]	275,000	278,682
Binghamton, G.O. Bond, AGM	5.000%	8/15/2017	A2		200,000	208,288
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2		400,000	422,120
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	286,860
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,500,689
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	547,853
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1		405,000	413,108
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	491,095
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	282,140
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	560,035
Clarkstown, G.O. Bond	4.000%	5/15/2019	AAA	[2]	375,000	422,659
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA	[2]	675,000	675,540
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	A1		500,000	505,070
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa2		235,000	235,031
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2		250,000	262,003
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2		640,000	720,000
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		315,000	317,545
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		360,000	362,653
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	349,426
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	354,022
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	501,147
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	673,374
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,168,971
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	338,607

1

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	$500,000	$583,225
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	267,665
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	222,628
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	A	[2]	870,000	908,141
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3		500,000	517,125
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,876,053
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	598,326
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2		585,000	587,826
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	435,364
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	546,178
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	945,295
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	505,130
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1		200,000	211,182
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, NATL	5.000%	11/1/2014	Aa2		1,000,000	1,004,210
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	511,940
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1		450,000	462,037
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	12/1/2020	A3		750,000	812,017
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1		335,000	346,732
Metropolitan Transportation Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2022	A3		1,545,000	1,696,441
Metropolitan Transportation Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2019	A3		2,590,000	2,843,872
Metropolitan Transportation Authority, Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,140,560
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2017	A2		340,000	384,941
Metropolitan Transportation Authority, Series C, Revenue Bond	5.000%	11/15/2019	A2		500,000	587,360
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2		835,000	945,370
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2		1,000,000	1,174,720
Metropolitan Transportation Authority, Transit Impt., Series 2008C, Revenue Bond	6.500%	11/15/2028	A2		1,000,000	1,215,090
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	202,310
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2016	Aa2		310,000	332,435
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa2		455,000	532,364
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	567,065
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	745,692

2

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1		$400,000	$430,172
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	Aa1		350,000	403,676
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,800,705
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2		600,000	604,806
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	413,633
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Revenue Bond	5.000%	8/1/2021	WR	[3]	770,000	835,812
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR	[3]	275,000	306,507
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR	[3]	285,000	317,499
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2019	WR	[3]	255,000	276,795
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1		1,500,000	1,743,195
New York City Transitional Finance Authority, Future Tax Secured, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,132,440
New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	Aa1		1,650,000	1,736,559
New York City Water & Sewer System, Prerefunded Balance, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2		200,000	215,984
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		450,000	503,365
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2		175,000	201,591
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2020	Aa2		950,000	1,092,509
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2		1,905,000	2,190,769
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2019	Aa2		1,425,000	1,671,283
New York City Water & Sewer System, Series FF-1, Revenue Bond	5.000%	6/15/2018	Aa2		750,000	861,023
New York City Water & Sewer System, Series GG, Revenue Bond	5.000%	6/15/2017	Aa2		465,000	491,040
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2		700,000	791,735

3

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		$490,000	$511,859
New York City, Public Impt., Prerefunded Balance, Subseries H-A, G.O. Bond	5.000%	3/1/2015	WR	[3]	420,000	428,597
New York City, Public Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	8/1/2019	WR	[3]	2,765,000	2,877,314
New York City, Public Impt., Subseries D-1, G.O. Bond	5.000%	10/1/2018	Aa2		915,000	1,057,859
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		10,000	10,437
New York City, Public Impt., Unrefunded Balance, Subseries H-A, G.O. Bond	5.000%	3/1/2015	AA	[2]	580,000	591,809
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2		205,000	213,298
New York City, Series B, G.O. Bond	5.000%	8/1/2017	Aa2		1,000,000	1,120,320
New York City, Series B, G.O. Bond	5.000%	8/1/2018	Aa2		1,000,000	1,151,100
New York City, Series E, G.O. Bond	5.000%	8/1/2017	Aa2		2,000,000	2,240,640
New York City, Series H, G.O. Bond	4.000%	8/1/2017	Aa2		1,800,000	1,966,140
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA	[2]	1,000,000	1,024,390
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	529,821
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,203,620
New York Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA	[2]	250,000	251,920
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa2		220,000	246,748
The New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa2		900,000	947,835
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa2		500,000	566,175
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	876,353
New York State Dormitory Authority, Public Impt., Series B, Revenue Bond	5.000%	3/15/2019	Aa1		1,000,000	1,167,500
New York State Dormitory Authority, Public Impt., Series D, Revenue Bond	5.000%	6/15/2018	Aa1		2,500,000	2,873,025
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1		3,000,000	3,372,060
New York State Dormitory Authority, Rochester Institute of Technology, Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	591,315
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1		300,000	326,856
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		2,750,000	3,103,375

4

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		$225,000	$263,363
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa		1,000,000	1,120,290
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2019	Aaa		1,500,000	1,763,760
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2019	Aaa		2,220,000	2,610,365
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,490,788
New York State Environmental Facilities Corp., Water Utility Impt., Series E, Revenue Bond	4.000%	11/15/2018	Aaa		500,000	561,005
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	Aa1		500,000	511,120
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	Aa1		500,000	511,120
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		470,000	521,117
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	651,200
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	666,753
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	583,453
New York State Thruway Authority, Prerefunded Balance, Series B, Revenue Bond AMBAC	5.000%	4/1/2019	WR	[3]	335,000	351,274
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,303,903
New York State Thruway Authority, Unrefunded Balance, Series B, Revenue Bond AMBAC	5.000%	4/1/2019	AA	[2]	2,165,000	2,269,050
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1		505,000	566,080
New York State Urban Development Corp., Series D, Revenue Bond	5.250%	1/1/2017	AA	[2]	1,500,000	1,659,750
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,928,996
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,200,390
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	670,661
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	511,465
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2019	A2		610,000	652,206
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2020	A2		850,000	902,683
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	452,684
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1		375,000	381,131

5

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		$500,000	$528,720
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	419,960
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2		500,000	543,875
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,553,874
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	297,905
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa2		1,000,000	1,011,820
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		220,000	243,877
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1		200,000	202,916
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aa3		500,000	519,130
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3		550,000	616,363
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	398,471
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2		530,000	541,517
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 173, Revenue Bond	5.000%	12/1/2018	Aa3		1,665,000	1,937,627
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3		460,000	506,060
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	465,496
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3		400,000	424,360
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	225,336
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1		500,000	502,445
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa1		300,000	327,459
Putnam County, Highway Impt., G.O. Bond	2.000%	11/15/2014	Aa2		255,000	255,564
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	312,528
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2		300,000	302,340
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	945,410
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	113,109
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,882,839
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	256,671
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA	[2]	1,005,000	1,053,521
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	255,517
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	500,000	513,590
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa		270,000	277,020
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa		320,000	352,685
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	536,156
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA	[2]	660,000	667,834
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	280,000	287,283

6

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		$95,000	$96,016
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1		250,000	252,370
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	728,616
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2		230,000	235,044
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa		950,000	964,763
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,459,012
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	225,784
Suffolk County Water Authority, Water Utility Impt., Revenue Bond, NATL	4.500%	6/1/2027	A3		1,160,000	1,173,792
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	228,906
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A3		2,000,000	2,002,260
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,050,738
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	602,579
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2		1,000,000	1,019,220
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1		300,000	301,479
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA	[2]	260,000	268,468
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	378,249
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	366,136
Triborough Bridge & Tunnel Authority, General Purpose, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA	[2]	300,000	314,007
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		530,000	611,238
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		490,000	569,331
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,271,435
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	356,301
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	362,142
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2017	Aa3		1,325,000	1,457,328
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	279,965
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	969,839
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,216,410
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	574,209

7

Investment Portfolio - September 30, 2014

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	$580,000	$599,958
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2015	A3		865,000	888,597
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	595,075
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	553,740
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	314,603
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA	[2]	325,000	325,234
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA	[2]	410,000	410,295
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[3]	5,000	5,352
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aa1		500,000	504,225
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	439,253
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	560,889
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA	[2]	400,000	401,564
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	450,509

TOTAL MUNICIPAL BONDS (Identified Cost $163,635,705)						164,964,556

SHORT-TERM INVESTMENT - 3.3%

Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $5,678,909)					5,678,909	5,678,909

TOTAL INVESTMENTS - 98.7% (Identified Cost $169,314,614)						170,643,465
OTHER ASSETS, LESS LIABILITIES - 1.3%						2,275,153

NET ASSETS - 100%						$172,918,618

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

8

Investment Portfolio - September 30, 2014

(unaudited)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$169,314,614
Unrealized appreciation	1,399,463
Unrealized depreciation	(70,612)

Net unrealized appreciation	$1,328,851

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$164,964,556	$—	$164,964,556	$—
Mutual fund	5,678,909	5,678,909	—	—

Total assets	$170,643,465	$5,678,909	$164,964,556	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 79.0%
Convertible Corporate Bonds - 0.5%
Consumer Discretionary - 0.5%
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $800,738)	BBB	[2]	$655,000	$729,097

Non-Convertible Corporate Bonds - 78.5%
Consumer Discretionary - 10.7%
Auto Components - 0.6%
Delphi Corp., 5.00%, 2/15/2023	Baa3		820,000	878,220

Automobiles - 1.7%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		2,010,000	2,512,174

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		1,470,000	1,582,723

Hotels, Restaurants & Leisure - 0.9%
Yum! Brands, Inc., 6.25%, 4/15/2016	Baa3		825,000	887,753
Yum! Brands, Inc., 6.25%, 3/15/2018	Baa3		461,000	523,332

				1,411,085

Household Durables - 3.0%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		670,000	718,296
NVR, Inc., 3.95%, 9/15/2022	Baa2		1,775,000	1,795,292
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		1,512,000	1,605,612
Whirlpool Corp., 2.40%, 3/1/2019	Baa2		385,000	383,367

				4,502,567

Media - 2.4%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		615,000	729,049
British Sky Broadcasting Group plc (United Kingdom)[3], 9.50%, 11/15/2018	Baa1		620,000	788,802
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,433,519
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		635,000	704,174

				3,655,544

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		945,000	901,943

Specialty Retail - 0.5%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3		805,000	802,436

Total Consumer Discretionary				16,246,692

Consumer Staples - 2.0%
Beverages - 1.7%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2		350,000	422,551
Beam Suntory, Inc., 1.75%, 6/15/2018	Baa2		1,000,000	982,956
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3		755,000	859,842

1

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
SABMiller plc (United Kingdom)[3], 6.50%, 7/15/2018	Baa1	$350,000	$403,932

			2,669,281

Household Products - 0.3%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	380,000	391,812

Total Consumer Staples			3,061,093

Energy - 5.0%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,073,917
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3	730,000	793,847
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3	1,415,000	1,816,598

			3,684,362

Oil, Gas & Consumable Fuels - 2.6%
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	790,000	790,219
Hess Corp., 8.125%, 2/15/2019	Baa2	630,000	776,622
Petrobras Global Finance B.V. (Brazil)[4], 1.852%, 5/20/2016	Baa1	1,200,000	1,198,800
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3	1,000,000	1,214,500

			3,980,141

Total Energy			7,664,503

Financials - 42.7%
Banks - 14.3%
Bank of America Corp., 6.875%, 4/25/2018	Baa2	1,200,000	1,384,085
Bank of America Corp., 6.875%, 11/15/2018	Baa2	1,000,000	1,168,270
Bank of America Corp., 7.625%, 6/1/2019	Baa2	1,000,000	1,208,057
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3	580,000	625,648
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3	610,000	829,491
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2	1,185,000	1,327,200
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2	450,000	467,004
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	2,001,000	2,501,184
HSBC Finance Corp., 6.676%, 1/15/2021	Baa2	1,300,000	1,523,963
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1	400,000	405,077
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2	770,000	778,556
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2	800,000	829,939
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2	800,000	921,133
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,000,000	1,104,846
KeyCorp., 2.30%, 12/13/2018	Baa1	750,000	749,604
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2	2,445,000	2,842,723
National City Corp., 6.875%, 5/15/2019	Baa1	720,000	853,135
Royal Bank of Scotland Group plc (United Kingdom), 1.875%, 3/31/2017	Baa2	750,000	750,385

2

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2		$650,000	$785,620
Santander Issuances S.A.U. (Spain)[3], 5.911%, 6/20/2016	Baa2		750,000	794,148

				21,850,068

Capital Markets - 3.8%
Drawbridge Special Opportunities Fund LP - Drawbridge Special
Opportunities Finance[3] , 5.00%, 8/1/2021	BBB	[2]	400,000	396,000
The Goldman Sachs Group, Inc.[4], 1.334%, 11/15/2018	Baa1		375,000	381,511
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	Baa1		1,100,000	1,311,664
The Goldman Sachs Group, Inc.[4], 1.835%, 11/29/2023	Baa1		755,000	784,172
Morgan Stanley, 2.125%, 4/25/2018	Baa2		1,400,000	1,399,853
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB	[2]	475,000	507,656
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[2]	435,000	505,364
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB	[2]	510,000	510,000

				5,796,220

Consumer Finance - 0.6%
Discover Bank, 4.20%, 8/8/2023	Baa3		865,000	895,508

Diversified Financial Services - 7.5%
CME Group, Inc., 3.00%, 9/15/2022	Aa3		825,000	822,227
General Electric Capital Corp., 5.625%, 5/1/2018	A1		720,000	813,988
General Electric Capital Corp.[4], 0.618%, 5/5/2026	A1		1,270,000	1,210,503
General Electric Capital Corp.[4], 7.125%, 12/29/2049	Baa1		850,000	983,875
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2		735,000	809,614
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	Baa2		790,000	803,770
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3		1,000,000	1,089,166
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		3,245,000	4,009,554
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3		950,000	977,342

				11,520,039

Insurance - 9.8%
Aegon N.V. (Netherlands)[4], 2.549%, 7/29/2049	Baa1		875,000	798,481
American International Group, Inc., 4.875%, 6/1/2022	Baa1		2,450,000	2,694,814
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		1,600,000	1,616,731
AXA S.A. (France)[4], 2.663%, 8/29/2049	A3		1,125,000	1,035,000
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		1,575,000	1,752,195
First American Financial Corp., 4.30%, 2/1/2023	Baa3		915,000	920,830
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3		2,285,000	2,772,228
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,980,000	2,208,383
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2		1,130,000	1,197,800

				14,996,462

3

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 6.7%
American Tower Corp., 3.40%, 2/15/2019	Baa3		$2,505,000	$2,559,283
Boston Properties LP, 5.875%, 10/15/2019	Baa2		935,000	1,077,141
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,305,000	1,449,980
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2		45,000	48,840
HCP, Inc., 6.70%, 1/30/2018	Baa1		655,000	753,494
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		990,000	1,089,174
Hospitality Properties Trust, 4.50%, 3/15/2025	Baa2		700,000	691,492
Simon Property Group LP, 10.35%, 4/1/2019	A2		990,000	1,315,436
UDR, Inc., 4.625%, 1/10/2022	Baa1		800,000	855,178
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		300,000	326,618

				10,166,636

Total Financials				65,224,933

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		1,165,000	1,272,271

Industrials - 3.4%
Aerospace & Defense - 1.0%
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,485,874

Airlines - 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[2]	816,533	875,731
Southwest Airlines Co., 5.75%, 12/15/2016	Baa2		371,000	405,496

				1,281,227

Commercial Services & Supplies - 0.5%
Waste Management, Inc., 7.375%, 3/11/2019	Baa2		620,000	748,282

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		325,000	354,126

Trading Companies & Distributors - 0.8%
Air Lease Corp., 5.625%, 4/1/2017	BBB	[2]	1,000,000	1,078,750
Air Lease Corp., 3.375%, 1/15/2019	BBB	[2]	185,000	187,314

				1,266,064

Total Industrials				5,135,573

Information Technology - 3.7%
Internet Software & Services - 0.6%
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A3		825,000	833,918

IT Services - 1.0%
The Western Union Co., 5.253%, 4/1/2020	Baa2		685,000	748,560

4

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services (continued)
Xerox Corp., 2.80%, 5/15/2020	Baa2	$825,000	$813,490

			1,562,050

Semiconductors & Semiconductor Equipment - 0.8%
Xilinx, Inc., 3.00%, 3/15/2021	A3	1,240,000	1,240,870

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc., 2.40%, 5/3/2023	Aa1	465,000	439,691
EMC Corp., 2.65%, 6/1/2020	A1	1,020,000	1,012,661
Hewlett-Packard Co.[4], 1.17%, 1/14/2019	Baa1	570,000	577,659

			2,030,011

Total Information Technology			5,666,849

Materials - 6.4%
Chemicals - 1.1%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	780,000	811,824
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	335,000	397,609
Potash Corp. of Saskatchewan, Inc. (Canada), 4.875%, 3/30/2020	A3	340,000	378,227

			1,587,660

Metals & Mining - 3.8%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	1,220,000	1,441,635
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	1,026,326
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	Baa3	650,000	644,906
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	512,000	560,701
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,296,734
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	838,844

			5,809,146

Paper & Forest Products - 1.5%
International Paper Co., 7.50%, 8/15/2021	Baa2	1,885,000	2,340,572

Total Materials			9,737,378

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 1.0%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	1,400,000	1,600,620

Wireless Telecommunication Services - 2.0%
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2	1,315,000	1,439,018
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	861,797
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	250,000	275,562
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	465,000	464,882

			3,041,259

Total Telecommunication Services			4,641,879

5

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 0.8%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2		$500,000	$495,086

Independent Power and Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa2		675,000	748,428

Total Utilities				1,243,514

Total Non-Convertible Corporate Bonds (Identified Cost $115,981,848)				119,894,685

TOTAL CORPORATE BONDS (Identified Cost $116,782,586)				120,623,782

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Banks - 0.6%
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	Baa1		32,800	940,704

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	A3		29,910	784,240

TOTAL PREFERRED STOCKS (Identified Cost $1,567,750)				1,724,944

ASSET-BACKED SECURITIES - 1.2%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	WR	[6]	$341,166	340,313
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR	[6]	124,157	127,290
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	Aaa		370,000	374,502
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa		595,000	614,742
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	WR	[6]	370,000	369,963

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,800,236)				1,826,810

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	AAA	[2]	68,927	72,083
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		93,380	98,754
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		130,520	133,857
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[2]	286,753	304,557

6

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4, 5.568%, 10/12/2041	A3		$200,000	$214,558
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa		60,000	61,971
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa		231,600	235,195
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4], 5.819%, 7/10/2038	Aaa		401,381	425,994
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	AAA	[2]	416,237	388,417
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[2]	393,101	358,928
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	Aaa		455,000	458,980
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	WR	[6]	1,674,374	283,814
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	WR	[6]	1,280,118	260,162
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR	[6]	1,745,461	354,503
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	WR	[6]	1,744,603	366,571
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[6]	359,934	359,497
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.247%, 4/25/2021	WR	[6]	7,936,688	537,155
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.567%, 10/25/2021	WR	[6]	1,216,084	107,567
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.507%, 6/25/2022	WR	[6]	9,866,585	903,977
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.227%, 4/25/2023	Aaa		14,596,560	236,143
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.124%, 5/25/2023	WR	[6]	8,637,343	81,476
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.584%, 10/25/2018	WR	[6]	1,702,639	95,421
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[6]	420,000	416,204
Freddie Mac REMICS, Series 4125, Class SH (IO)[4], 5.997%, 11/15/2042	WR	[6]	2,262,702	390,293
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	WR	[6]	1,227,837	210,783
FREMF Mortgage Trust, Series 2011-K15, Class B3,4, 4.931%, 8/25/2044	WR	[6]	170,000	183,934
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	A	[2]	160,000	167,298
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.368%, 5/25/2045	A	[2]	360,000	360,351

7

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.244%, 1/12/2043	Aaa		$650,000	$672,459
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.285%, 1/12/2043	Baa1		130,000	135,323
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.236%, 12/15/2044	Aaa		325,000	334,562
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 5.863%, 4/15/2045	Aaa		435,000	461,392
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA	[2]	200,000	212,850
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[6]	331,567	325,560
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[2]	365,837	366,503
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[2]	385,422	392,383
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa		330,000	330,866
Motel 6 Trust, Series 2012-MTL6, Class A2[3], 1.948%, 10/5/2025	AAA	[2]	300,000	299,846
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA	[2]	100,000	110,206
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,4], 1.453%, 12/15/2028	AAA	[2]	165,381	165,596
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.103%, 11/15/2026	AAA	[2]	450,000	451,394
Sequoia Mortgage Trust, Series 2011-2, Class A1[4], 3.90%, 9/25/2041	WR	[6]	244,974	249,858
Sequoia Mortgage Trust, Series 2012-2, Class A2[4], 3.50%, 4/25/2042	WR	[6]	371,494	377,998
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	AAA	[2]	263,516	254,334
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	Aaa		354,770	343,225
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA	[2]	245,000	260,729
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.24%, 10/15/2044	Aaa		124,110	127,863
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.325%, 12/15/2044	Baa3		300,000	312,852
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	Aaa		280,000	298,890
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa		275,000	296,801
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa		410,000	453,907

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,666,796)				15,303,840

8

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

FOREIGN GOVERNMENT BONDS - 0.6%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2	$300,000	$381,000
Russian Foreign Bond - Eurobond (Russia)[3], 5.00%, 4/29/2020	Baa1	500,000	507,525

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $902,046)			888,525

MUTUAL FUNDS - 1.0%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares*		8,141	348,272
ProShares Short 20+ Year Treasury*		41,305	1,145,801

TOTAL MUTUAL FUNDS (Identified Cost $1,596,419)			1,494,073

U.S. GOVERNMENT AGENCIES - 4.2%

Mortgage-Backed Securities - 4.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$490,365	537,052
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		37,678	40,965
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		46,393	50,814
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		329,323	361,038
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		59,366	65,030
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		563,210	617,490
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		34,957	38,552
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027		156,339	164,710
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028		274,104	277,302
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		179,149	195,154
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		142,707	158,836
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		151,874	168,989
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		433,455	490,010
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		153,194	170,458
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043		202,183	200,352
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		189,157	202,233
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		57,250	62,887
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		42,290	46,457
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022		196,980	201,699
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		31,872	35,057
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		56,893	62,499
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031		268,966	292,667
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033		276,459	301,026
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034		261,500	284,466
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035		283,480	317,087
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038		140,820	156,595
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038		35,459	39,493
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040		243,498	274,362
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043		470,952	445,381

9

Investment Portfolio - September 30, 2014

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	$194,289	$192,998

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $6,306,854)		6,451,659

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.03%, (Identified Cost $5,622,499)	5,622,499	5,622,499

TOTAL INVESTMENTS - 100.8% (Identified Cost $150,245,186)		153,936,132
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(1,284,576)

NET ASSETS - 100%		$152,651,556

IO - Interest only

*Non-income producing security.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $21,896,101 or 14.3%, of the Series’ net assets as of September 30, 2014.

4The coupon rate is floating and is the effective rate as of September 30, 2014.

5The rate shown is a fixed rate as of September 30, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2022.

6Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

7Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$150,245,186
Unrealized appreciation	4,644,067
Unrealized depreciation	(953,121)

Net unrealized appreciation	$3,690,946

10

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$1,724,944	$1,724,944	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	6,451,659	—	6,451,659	—
Corporate debt:
Consumer Discretionary	16,246,692	—	16,246,692	—
Consumer Staples	3,061,093	—	3,061,093	—
Energy	7,664,503	—	7,664,503	—
Financials	65,224,933	—	65,224,933	—
Health Care	1,272,271	—	1,272,271	—
Industrials	5,135,573	—	5,135,573	—
Information Technology	5,666,849	—	5,666,849	—
Materials	9,737,378	—	9,737,378	—
Telecommunication Services	4,641,879	—	4,641,879	—
Utilities	1,243,514	—	1,243,514	—
Convertible corporate debt:
Consumer Discretionary	729,097	—	729,097	—
Asset-backed securities	1,826,810	—	1,826,810	—
Commercial mortgage-backed securities	15,303,840	—	15,303,840	—
Foreign government bonds	888,525	—	888,525	—
Mutual funds	7,116,572	7,116,572	—	—

Total assets	$153,936,132	$8,841,516	$145,094,616	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 76.5%
Convertible Corporate Bonds - 0.8%
Consumer Discretionary - 0.4%
Internet & Catalog Retail - 0.4%
The Priceline Group, Inc., 0.35%, 6/15/2020	BBB	[3]	2,925,000	$3,255,891

Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP4, 3.75%, 1/15/2030	WR	[5]	2,375,000	2,790,625

Total Convertible Corporate Bonds (Identified Cost $6,336,750)				6,046,516

Non-Convertible Corporate Bonds - 75.7%
Consumer Discretionary - 8.7%
Auto Components - 0.8%
Delphi Corp., 5.00%, 2/15/2023	Baa3		3,420,000	3,662,820
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3		1,910,000	1,890,900
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		655,000	655,000

				6,208,720

Automobiles - 1.3%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		6,030,000	6,585,640
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		2,565,000	3,205,834

				9,791,474

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		6,380,000	6,869,231
Crestview DS Merger Sub II, Inc., 10.00%, 9/1/2021	B3		395,000	436,475

				7,305,706

Hotels, Restaurants & Leisure - 1.0%
International Game Technology, 7.50%, 6/15/2019	Baa2		6,755,000	7,641,519

Household Durables - 1.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B2		610,000	613,050
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,296,164
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		3,125,000	3,318,478
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		515,000	498,263
Whirlpool Corp., 2.40%, 3/1/2019	Baa2		1,615,000	1,608,151

				12,334,106

Media - 1.6%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		3,130,000	3,710,446
British Sky Broadcasting Group plc (United Kingdom)[4], 9.50%, 11/15/2018	Baa1		2,450,000	3,117,039
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	BB	[3]	410,000	406,925
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	B2		395,000	410,800

1

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	2,435,000	$2,700,257
Gannett Company, Inc.[4], 4.875%, 9/15/2021	Ba1	685,000	662,737
Sirius XM Radio, Inc.[4], 4.25%, 5/15/2020	B1	685,000	655,887

			11,664,091

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	3,420,000	3,264,175

Specialty Retail - 0.5%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	3,545,000	3,533,709

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,202,336

Total Consumer Discretionary			64,945,836

Consumer Staples - 1.8%
Beverages - 1.0%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	1,600,000	1,931,661
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	Baa3	3,290,000	3,746,863
SABMiller plc (United Kingdom)[4], 6.50%, 7/15/2018	Baa1	1,700,000	1,961,956

			7,640,480

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	B1	645,000	612,750
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	B3	510,000	540,600
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	B1	455,000	494,813

			1,648,163

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1	595,000	635,163

Household Products - 0.4%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	1,600,000	1,649,734
Harbinger Group, Inc., 7.875%, 7/15/2019	Ba3	550,000	585,750
Harbinger Group, Inc., 7.75%, 1/15/2022	Caa1	560,000	555,800

			2,791,284

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	580,000	610,450

Total Consumer Staples			13,325,540

Energy - 5.1%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,828,482
Cameron International Corp., 3.70%, 6/15/2024	Baa1	1,000,000	1,000,952
Parker Drilling Co.[4], 6.75%, 7/15/2022	B1	655,000	658,275
Schlumberger Oilfield plc[4], 4.20%, 1/15/2021	Aa3	2,630,000	2,860,022

2

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	Ba3		600,000	$630,000
US Shale Solutions, Inc.[4], 12.50%, 9/1/2017	B3		345,000	327,750
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3		6,175,000	7,927,558

				17,233,039

Oil, Gas & Consumable Fuels - 2.8%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3		3,380,000	3,390,093
Chesapeake Energy Corp.[6], 3.481%, 4/15/2019	Ba1		615,000	616,537
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3		3,465,000	3,465,960
Denbury Resources, Inc., 5.50%, 5/1/2022	B1		645,000	638,550
FTS International, Inc.[4], 6.25%, 5/1/2022	B2		425,000	417,563
Hess Corp., 8.125%, 2/15/2019	Baa2		705,000	869,077
Ithaca Energy, Inc. (United Kingdom)[4], 8.125%, 7/1/2019	Caa1		425,000	417,563
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3		760,000	796,100
Petrobras Global Finance B.V. (Brazil)[6], 1.852%, 5/20/2016	Baa1		5,225,000	5,219,775
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3		3,800,000	4,615,100
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		615,000	631,913

				21,078,231

Total Energy				38,311,270

Financials - 42.8%
Banks - 13.6%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6], 9.00%, 5/29/2049	WR	[5]	3,200,000	3,400,000
Banco Santander S.A. (Spain)[6], 6.375%, 5/29/2049	Ba1		3,600,000	3,412,800
Bank of America Corp., 5.75%, 8/15/2016	Baa3		3,715,000	4,013,140
Bank of America Corp., 6.875%, 4/25/2018	Baa2		2,295,000	2,647,062
Bank of America Corp., 7.625%, 6/1/2019	Baa2		5,445,000	6,577,870
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3		2,420,000	2,610,464
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,453,948
Barclays plc (United Kingdom)[6], 6.625%, 6/29/2049	B	[3]	2,000,000	1,890,000
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	Baa2		4,300,000	4,816,000
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[4], 4.80%, 6/24/2015	Baa2		3,455,000	3,551,398
BPCE S.A. (France)[6], 2.84%, 7/29/2049	Ba2		3,795,000	3,391,591
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		7,016,000	8,769,768
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049	WR	[5]	2,980,000	3,281,725
HBOS plc (United Kingdom)[4], 6.75%, 5/21/2018	Baa3		2,859,000	3,233,969
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018	Aa3		4,190,000	4,132,077
HSBC Finance Corp., 6.676%, 1/15/2021	Baa2		3,200,000	3,751,293
HSBC USA Capital Trust I (United Kingdom)[4], 7.808%, 12/15/2026	Baa1		1,500,000	1,519,039
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		3,200,000	3,319,757

3

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021	Baa2		2,800,000	$3,223,965
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024	Ba1		3,385,000	3,298,127
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,419,384
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020	Baa2		9,645,000	11,213,933
National City Corp., 6.875%, 5/15/2019	Baa1		1,920,000	2,275,027
Popular, Inc., 7.00%, 7/1/2019	B2		870,000	874,350
Royal Bank of Scotland Group plc (United Kingdom), 6.00%, 12/19/2023	Ba3		1,000,000	1,048,339
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba3		1,000,000	982,561
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022	BB	[3]	1,430,000	1,630,200
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2		888,000	1,073,278
Santander Issuances S.A.U. (Spain)[4], 5.911%, 6/20/2016	Baa2		3,290,000	3,483,663

				101,294,728

Capital Markets - 5.8%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[4], 5.00%, 8/1/2021	BBB	[3]	1,875,000	1,856,250
Goldman Sachs Capital II6, 4.00%, 12/29/2049	Ba2		4,205,000	3,197,903
The Goldman Sachs Group, Inc.[6], 1.334%, 11/15/2018	Baa1		7,145,000	7,269,051
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1		3,000,000	3,340,107
The Goldman Sachs Group, Inc.[6], 1.835%, 11/29/2023	Baa1		3,305,000	3,432,699
Morgan Stanley, 2.125%, 4/25/2018	Baa2		5,070,000	5,069,468
Morgan Stanley, 5.50%, 1/26/2020	Baa2		4,485,000	5,028,820
Morgan Stanley, 5.75%, 1/25/2021	Baa2		3,940,000	4,476,620
Scottrade Financial Services, Inc.[4], 6.125%, 7/11/2021	Baa3		1,700,000	1,768,206
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	BBB	[3]	3,320,000	3,548,250
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[3]	1,940,000	2,253,807
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	BBB	[3]	2,270,000	2,270,000

				43,511,181

Consumer Finance - 2.7%
Ally Financial, Inc., 6.75%, 12/1/2014	B1		370,000	371,850
Ally Financial, Inc., 3.50%, 7/18/2016	B1		777,000	785,741
American Express Co.[6], 6.80%, 9/1/2066	Baa2		3,445,000	3,677,537
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3		4,700,000	4,682,986
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		3,385,000	4,033,268
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	Caa1		705,000	553,425
Discover Bank, 4.20%, 8/8/2023	Baa3		3,210,000	3,323,213
Navient LLC, 6.00%, 1/25/2017	Ba3		1,665,000	1,742,006
Navient LLC, 6.125%, 3/25/2024	Ba3		905,000	882,375

				20,052,401

4

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 5.8%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	2,195,000	$2,553,623
CME Group, Inc., 3.00%, 9/15/2022	Aa3	3,005,000	2,994,900
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,430,659
General Electric Capital Corp.[6], 0.618%, 5/5/2026	A1	7,600,000	7,243,955
General Electric Capital Corp.[6], 7.125%, 12/29/2049	Baa1	3,105,000	3,594,037
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	Baa2	3,195,000	3,519,340
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	Baa2	3,465,000	3,525,395
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	575,000	587,937
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	410,000	403,850
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,356,664
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	6,925,000	8,556,599
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3	2,050,000	2,109,001
Voya Financial, Inc., 5.50%, 7/15/2022	Baa3	1,100,000	1,240,088

			43,116,048

Insurance - 8.6%
Aegon N.V. (Netherlands)[6], 2.549%, 7/29/2049	Baa1	3,866,000	3,527,918
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,376,852
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	7,140,000	7,214,663
AXA S.A. (France)[6], 2.75%, 1/29/2049	A3	1,239,000	1,155,987
AXA S.A. (France)[6], 2.663%, 8/29/2049	A3	7,199,000	6,623,080
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,113,215
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,180,136
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	7,955,000	9,651,237
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	Ba1	4,485,000	3,946,800
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,712,611
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	Baa2	4,960,000	5,257,600

			63,760,099

Real Estate Investment Trusts (REITS) - 6.1%
American Tower Corp., 3.40%, 2/15/2019	Baa3	6,600,000	6,743,022
American Tower Corp., 7.25%, 5/15/2019	Baa3	2,500,000	2,982,187
American Tower Trust I4, 1.551%, 3/15/2018	Aaa	1,625,000	1,598,418
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,437,341
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	665,000	651,700
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,111,096
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,536,738
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	570,000	579,975
HCP, Inc., 6.70%, 1/30/2018	Baa1	4,500,000	5,176,674
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,795,607
Hospitality Properties Trust, 4.50%, 3/15/2025	Baa2	3,300,000	3,259,889
Qualitytech LP - QTS Finance Corp.[4], 5.875%, 8/1/2022	B2	450,000	441,000

5

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B2		605,000	$617,100
Simon Property Group LP, 6.125%, 5/30/2018	A2		3,000,000	3,442,041
Simon Property Group LP, 10.35%, 4/1/2019	A2		3,670,000	4,876,413
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		1,400,000	1,524,218

				45,773,419

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	B2		410,000	420,250

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		575,000	608,063
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	B2		425,000	388,875

				996,938

Total Financials				318,925,064

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		2,885,000	3,150,645
Fresenius Medical Care US Finance, Inc. (Germany)[4], 6.50%, 9/15/2018	Ba2		850,000	932,875
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	Ba1		1,690,000	1,787,175

				5,870,695

Total Health Care				5,870,695

Industrials - 4.6%
Aerospace & Defense - 1.2%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1		580,000	556,800
L-3 Communications Corp., 3.95%, 11/15/2016	Baa3		3,525,000	3,705,526
Textron, Inc., 7.25%, 10/1/2019	Baa3		3,790,000	4,523,263

				8,785,589

Air Freight & Logistics - 0.0%*
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,7], 10.00%, 2/15/2018	Caa2		240,000	243,600

Airlines - 0.9%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		630,000	642,600
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[3]	3,020,698	3,239,699
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	Ba1		1,220,000	1,290,150
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba2		395,000	417,713

6

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Gol LuxCo S.A. (Brazil)[4], 8.875%, 1/24/2022	B	[3]	670,000	$658,610
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		495,000	518,513

				6,767,285

Commercial Services & Supplies - 0.1%
Modular Space Corp.[4], 10.25%, 1/31/2019	B3		620,000	626,200

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	B2		510,000	548,250

Machinery - 0.8%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		1,250,000	1,257,813
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1		535,000	563,087
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		2,350,000	2,560,600
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	B2		715,000	777,563
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	B2		530,000	548,550

				5,707,613

Trading Companies & Distributors - 1.5%
Air Lease Corp., 5.625%, 4/1/2017	BBB	[3]	4,000,000	4,315,000
Air Lease Corp., 3.375%, 1/15/2019	BBB	[3]	1,045,000	1,058,063
Aircastle Ltd., 4.625%, 12/15/2018	Ba3		555,000	555,000
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	BBB	[3]	1,755,000	1,805,089
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		605,000	629,200
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		675,000	668,250
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2		335,000	354,296
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		540,000	564,300
International Lease Finance Corp.[6], 2.184%, 6/15/2016	Ba2		693,000	686,070
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		830,000	925,450

				11,560,718

Total Industrials				34,239,255

Information Technology - 3.6%
Internet Software & Services - 0.5%
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	A3		3,455,000	3,492,349

IT Services - 0.7%
The Western Union Co., 5.253%, 4/1/2020	Baa2		2,000,000	2,185,578
Xerox Corp., 2.80%, 5/15/2020	Baa2		3,500,000	3,451,168

				5,636,746

Semiconductors & Semiconductor Equipment - 0.8%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	Caa1		495,000	455,400

7

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc., 3.00%, 3/15/2021	A3	5,180,000	$5,183,636

			5,639,036

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,598,017
EMC Corp., 2.65%, 6/1/2020	A1	3,715,000	3,688,271
Hewlett-Packard Co.[6], 1.17%, 1/14/2019	Baa1	6,680,000	6,769,759

			12,056,047

Total Information Technology			26,824,178

Materials - 4.4%
Chemicals - 0.7%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	3,180,000	3,309,744
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	1,430,000	1,697,256

			5,007,000

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,6], 3.234%, 12/15/2019	Ba3	630,000	609,525
PaperWorks Industries, Inc.[4], 9.50%, 8/15/2019	B3	440,000	447,700

			1,057,225

Metals & Mining - 2.7%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	545,000	664,900
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,816,788
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	Baa3	2,350,000	2,331,583
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	2,909,000	3,185,355
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	1,903,000	2,084,013
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,149,548
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B1	595,000	624,750
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	2,988,072

			19,845,009

Paper & Forest Products - 0.9%
International Paper Co., 7.50%, 8/15/2021	Baa2	5,330,000	6,618,170

Total Materials			32,527,404

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 0.9%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	5,780,000	6,608,274

Wireless Telecommunication Services - 2.4%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	B1	605,000	620,125
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2	4,980,000	5,449,664

8

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
CPI International, Inc., 8.75%, 2/15/2018	Caa1	390,000	$403,650
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	4,070,000	4,708,074
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	672,372
SBA Tower Trust[4], 5.101%, 4/17/2017	A2	2,095,000	2,216,560
SBA Tower Trust[4], 2.933%, 12/15/2017	A2	1,515,000	1,536,331
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3	1,640,000	1,639,583
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	Ba3	550,000	587,125

			17,833,484

Total Telecommunication Services			24,441,758

Utilities - 0.6%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	2,000,000	1,980,338

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.[6], 3.234%, 6/1/2019	Ba3	620,000	610,700
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	B3	625,000	618,750
NRG Energy, Inc.[4], 6.25%, 7/15/2022	B1	595,000	610,247
RJS Power Holdings LLC[4], 5.125%, 7/15/2019	B1	420,000	415,800

			2,255,497

Total Utilities			4,235,835

Total Non-Convertible Corporate Bonds (Identified Cost $544,234,323)			563,646,835

TOTAL CORPORATE BONDS (Identified Cost $550,571,073)			569,693,351

9

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		SHARES/ PRINCIPAL AMOUNT[2]	VALUE

PREFERRED STOCKS - 1.3%
Financials - 1.3%
Banks - 0.4%
U.S. Bancorp., Series F (non-cumulative), 6.50%[8]	Baa1		114,010	$3,269,807

Insurance - 0.5%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[8]	Ba1		35,600	3,606,280

Real Estate Investment Trusts (REITS) - 0.4%
Public Storage, Series Q, 6.50%	A3		109,100	2,860,602

TOTAL PREFERRED STOCKS (Identified Cost $9,198,800)				9,736,689

ASSET-BACKED SECURITIES - 1.3%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[5]	1,705,828	1,701,563
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[5]	623,065	638,790
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016	Aaa		2,585,000	2,616,452
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	Aaa		2,360,000	2,438,305
SLM Student Loan Trust, Series 2002-4, Class A4[6], 0.374%, 3/15/2017	Aaa		3,572	3,571
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	WR	[5]	1,850,000	1,849,815

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,126,989)				9,248,496

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA	[3]	299,831	313,560
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		312,822	330,827
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		583,263	598,175
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[3]	621,298	659,875
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	A3		800,000	858,234
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	Aaa		240,000	247,882
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4], 3.156%, 7/10/2046	Aaa		1,140,519	1,158,224
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.819%, 7/10/2038	Aaa		1,639,374	1,739,902
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4], [6], 2.50%, 5/25/2043	AAA	[3]	1,521,418	1,419,732
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4], [6], 2.13%, 2/25/2043	AAA	[3]	1,369,372	1,250,331

10

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	Aaa		1,500,000	$1,513,121
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	WR	[5]	7,534,389	1,277,116
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	WR	[5]	5,781,180	1,174,925
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR	[5]	7,723,666	1,568,675
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	WR	[5]	7,719,868	1,622,077
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[5]	1,255,033	1,253,509
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[6], 1.376%, 11/25/2019	WR	[5]	7,661,059	465,547
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.468%, 8/25/2020	WR	[5]	11,165,929	722,547
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.247%, 4/25/2021	WR	[5]	8,029,478	543,435
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.567%, 10/25/2021	WR	[5]	5,125,948	453,411
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.435%, 12/25/2021	WR	[5]	6,798,543	553,653
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.507%, 6/25/2022	WR	[5]	18,431,420	1,688,687
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.227%, 4/25/2023	Aaa		61,526,368	995,374
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.124%, 5/25/2023	WR	[5]	36,407,507	343,432
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.584%, 10/25/2018	WR	[5]	8,361,522	468,605
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[5]	1,480,000	1,466,625
Freddie Mac REMICS, Series 4125, Class SH (IO)[6], 5.997%, 11/15/2042	WR	[5]	10,182,158	1,756,320
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	WR	[5]	5,402,484	927,446
FREMF Mortgage Trust, Series 2011-K701, Class B4,6, 4.286%, 7/25/2048	A	[3]	950,000	993,331
FREMF Mortgage Trust, Series 2011-K702, Class B4,6, 4.77%, 4/25/2044	A3		230,000	244,652
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[5]	95,914,451	619,512
FREMF Mortgage Trust, Series 2013-K712, Class B4,6, 3.368%, 5/25/2045	A	[3]	1,300,000	1,301,267
FREMF Mortgage Trust, Series 2014-K716, Class B4,6, 3.954%, 8/25/2047	A2		1,500,000	1,522,591
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043	Aaa		850,000	879,369

11

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.285%, 1/12/2043	Baa1		460,000	$478,836
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.236%, 12/15/2044	Aaa		1,670,000	1,719,133
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.863%, 4/15/2045	Aaa		1,075,000	1,140,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[3]	750,000	798,187
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,6], 3.00%, 3/25/2043	WR	[5]	1,155,020	1,134,092
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,6], 3.50%, 5/25/2043	AAA	[3]	1,346,482	1,348,935
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,6], 3.00%, 6/25/2029	AAA	[3]	1,734,401	1,765,724
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		1,425,000	1,428,741
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	Aaa		156,404	160,211
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	AAA	[3]	200,000	206,547
Motel 6 Trust, Series 2012-MTL6, Class A2[4], 1.948%, 10/5/2025	AAA	[3]	1,055,000	1,054,459
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[3]	420,000	462,867
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,6], 1.453%, 12/15/2028	AAA	[3]	714,146	715,073
SCG Trust, Series 2013-SRP1, Class AJ4,6, 2.103%, 11/15/2026	AAA	[3]	2,000,000	2,006,196
Sequoia Mortgage Trust, Series 2011-2, Class A1[6], 3.90%, 9/25/2041	WR	[5]	780,021	795,572
Sequoia Mortgage Trust, Series 2012-2, Class A2[6], 3.50%, 4/25/2042	WR	[5]	1,632,413	1,660,994
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	AAA	[3]	1,246,087	1,125,421
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	AAA	[3]	969,364	935,587
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	Aaa		1,312,187	1,269,487
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[3]	1,195,000	1,271,717
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.24%, 10/15/2044	Aaa		1,009,425	1,039,951
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.325%, 12/15/2044	Baa3		1,060,000	1,105,409
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	Aaa		1,220,000	1,302,307
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,457,025
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,6], 4.869%, 2/15/2044	Aaa		1,550,000	1,715,988

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $62,564,767)				61,030,649

12

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE

FOREIGN GOVERNMENT BONDS - 4.3%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	$1,651,000
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	1,800,000,000	3,175,258
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,760,944
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	55,455,000	4,357,217
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	64,000,000	4,838,082
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	2,928,104
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	9,712,465
Russian Foreign Bond - Eurobond (Russia)[4], 5.00%, 4/29/2020	Baa1		2,500,000	2,537,625

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $32,510,526)				31,960,695

MUNICIPAL BONDS - 0.9%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2021	B1		3,625,000	3,269,242
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	B1		3,750,000	3,321,375

TOTAL MUNICIPAL BONDS (Identified Cost $6,906,714)				6,590,617

MUTUAL FUNDS - 0.9%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares**			35,992	1,539,738
John Hancock Preferred Income Fund			10,500	210,525
ProShares Short 20+ Year Treasury**			182,612	5,065,657

TOTAL MUTUAL FUNDS (Identified Cost $7,183,703)				6,815,920

U.S. GOVERNMENT AGENCIES - 4.1%
Mortgage-Backed Securities - 4.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			1,189,351	1,302,588
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			98,603	107,207
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			112,754	123,499
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			800,668	877,774
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			143,777	157,495
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			1,366,405	1,498,095
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			84,906	93,638
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027			571,529	602,131
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028			1,348,966	1,364,722
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028			854,284	864,262
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028			1,052,816	1,065,099
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029			256,462	279,298
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			693,831	755,814
Fannie Mae, Pool #918516, 5.50%, 6/1/2037			429,110	477,477
Fannie Mae, Pool #933731, 5.50%, 4/1/2038			552,692	615,155

13

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	588,192	$654,476
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	1,526,572	1,725,753
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	593,306	660,168
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	325,412	322,768
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	751,734	744,926
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	684,800	676,119
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	459,832	491,620
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	138,929	152,608
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	102,723	112,843
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	1,116,222	1,142,961
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	77,485	85,228
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	137,907	151,494
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	60,109	65,772
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	535,661	582,787
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	1,225,290	1,333,262
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	1,223,657	1,332,397
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	354,892	386,062
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	1,435,005	1,605,128
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	667,649	743,737
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	658,971	733,848
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	545,382	606,479
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	59,170	65,903
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	468,202	527,550
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,777,771	1,978,503
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,403,249	1,327,097
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,751,045	1,655,970
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	722,383	717,583

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $30,282,401)		30,767,296

14

Investment Portfolio - September 30, 2014

(unaudited)

CORE PLUS BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.8%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.03%, (Identified Cost $ 21,040,691)	21,040,691	$21,040,691

TOTAL INVESTMENTS - 100.3% (Identified Cost $ 729,385,664)		746,884,404
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,163,002)

NET ASSETS - 100%		$744,721,402

CLP - Chilean Peso

Impt. - Improvement

IO - Interest only

MXN - Mexican Peso

MYR - Malaysian Ringgit

*Less than 0.1%.

**Non-income producing security.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Credit ratings from S&P (unaudited).

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $142,347,608 or 19.1%, of the Series’ net assets as of September 30, 2014.

5Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

6The coupon rate is floating and is the effective rate as of September 30, 2014.

7Represents a Payment-In-Kind bond.

8The rate shown is a fixed rate as of September 30, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

9Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$729,385,664
Unrealized appreciation	24,064,839
Unrealized depreciation	(6,566,099)

Net unrealized appreciation	$17,498,740

15

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$9,736,689	$9,736,689	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	30,767,296	—	30,767,296	—
States and political subdivisions (municipals)	6,590,617	—	6,590,617	—
Corporate debt:
Consumer Discretionary	64,945,836	—	64,945,836	—
Consumer Staples	13,325,540	—	13,325,540	—
Energy	38,311,270	—	38,311,270	—
Financials	318,925,064	—	318,925,064	—
Health Care	5,870,695	—	5,870,695	—
Industrials	34,239,255	—	34,239,255	—
Information Technology	26,824,178	—	26,824,178	—
Materials	32,527,404	—	32,527,404	—
Telecommunication Services	24,441,758	—	24,441,758	—
Utilities	4,235,835	—	4,235,835	—
Convertible corporate debt:
Consumer Discretionary	3,255,891	—	3,255,891	—
Financials	2,790,625	—	2,790,625	—
Asset-backed securities	9,248,496	—	9,248,496	—
Commercial mortgage-backed securities	61,030,649	—	61,030,649	—
Foreign government bonds	31,960,695	—	31,960,695	—
Mutual funds	27,856,611	27,856,611	—	—

Total assets	$746,884,404	$37,593,300	$709,291,104	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - September 30, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 3.2%
Crown Castle Operating Co., 1st Lien Term Loan B2[2], 3.25%, 1/31/2021	Ba2		$3,969,992	$3,915,404
NRG Energy, Inc. Term B2, 2.75%, 7/1/2018	Baa3		3,974,786	3,895,290

TOTAL LOAN ASSIGNMENTS (Identified Cost $7,938,445)				7,810,694

CORPORATE BONDS - 91.8%

Non-Convertible Corporate Bonds - 91.8%
Consumer Discretionary - 11.2%
Auto Components - 2.9%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3		3,485,000	3,450,150
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		3,615,000	3,615,000

				7,065,150

Diversified Consumer Services - 0.9%
Crestview DS Merger Sub II, Inc., 10.00%, 9/1/2021	B3		2,115,000	2,337,075

Household Durables - 2.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B2		3,270,000	3,286,350
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		2,955,000	2,858,963

				6,145,313

Media - 4.9%
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	BB	[4]	2,400,000	2,382,000
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	B2		2,290,000	2,381,600
Gannett Company, Inc.[3], 4.875%, 9/15/2021	Ba1		3,715,000	3,594,263
Sirius XM Radio, Inc.[3], 4.25%, 5/15/2020	B1		3,790,000	3,628,925

				11,986,788

Total Consumer Discretionary				27,534,326

Consumer Staples - 9.4%
Food & Staples Retailing - 3.8%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1		3,720,000	3,534,000
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	B3		2,915,000	3,089,900
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B1		2,390,000	2,599,125

				9,223,025

Food Products - 1.5%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1		3,435,000	3,666,863

Household Products - 2.5%
Harbinger Group, Inc., 7.875%, 7/15/2019	Ba3		2,885,000	3,072,525
Harbinger Group, Inc., 7.75%, 1/15/2022	Caa1		3,100,000	3,076,750

				6,149,275

1

Investment Portfolio - September 30, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Tobacco - 1.6%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3		$3,800,000	$3,999,500

Total Consumer Staples				23,038,663

Energy - 13.9%
Energy Equipment & Services - 5.1%
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	B1		3,385,000	3,537,325
Parker Drilling Co.[3], 6.75%, 7/15/2022	B1		3,615,000	3,633,075
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.625%, 11/1/2018	Ba3		3,440,000	3,612,000
US Shale Solutions, Inc.[3], 12.50%, 9/1/2017	B3		1,895,000	1,800,250

				12,582,650

Oil, Gas & Consumable Fuels - 8.8%
Chesapeake Energy Corp.[2], 3.481%, 4/15/2019	Ba1		3,520,000	3,528,800
Denbury Resources, Inc., 5.50%, 5/1/2022	B1		3,675,000	3,638,250
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	B3		3,090,000	3,028,200
FTS International, Inc.[3], 6.25%, 5/1/2022	B2		470,000	461,775
Ithaca Energy, Inc. (United Kingdom)[3], 8.125%, 7/1/2019	Caa1		2,500,000	2,456,250
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3		4,615,000	4,834,213
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		3,510,000	3,606,525

				21,554,013

Total Energy				34,136,663

Financials - 20.7%
Banks - 2.0%
Popular, Inc., 7.00%, 7/1/2019	B2		5,020,000	5,045,100

Capital Markets - 2.4%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB	[4]	3,725,000	3,687,750
Scottrade Financial Services, Inc.[3], 6.125%, 7/11/2021	Baa3		2,250,000	2,340,272

				6,028,022

Consumer Finance - 3.8%
Ally Financial, Inc., 6.75%, 12/1/2014	B1		2,020,000	2,030,100
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1		3,150,000	2,472,750
Navient LLC, 6.125%, 3/25/2024	Ba3		4,935,000	4,811,625

				9,314,475

Diversified Financial Services - 2.2%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		2,970,000	3,036,825
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1		2,400,000	2,364,000

				5,400,825

Real Estate Investment Trusts (REITS) - 5.4%
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1		3,785,000	3,709,300

2

Investment Portfolio - September 30, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1		$3,525,000	$3,586,687
Qualitytech LP - QTS Finance Corp.[3], 5.875%, 8/1/2022	B2		2,437,000	2,388,260
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2		3,485,000	3,554,700

				13,238,947

Real Estate Management & Development - 1.0%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2		2,350,000	2,408,750

Thrifts & Mortgage Finance - 3.9%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		3,125,000	3,304,687
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3		2,065,000	2,044,350
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	B2		2,470,000	2,260,050
Provident Funding Associates LP - PFG Finance Corp.[3], 6.75%, 6/15/2021	Ba3		1,985,000	1,965,150

				9,574,237

Total Financials				51,010,356

Health Care - 2.4%
Health Care Providers & Services - 2.4%
Fresenius Medical Care US Finance, Inc. (Germany)[3], 6.50%, 9/15/2018	Ba2		2,485,000	2,727,287
Fresenius US Finance II, Inc. (Germany)[3], 9.00%, 7/15/2015	Ba1		2,925,000	3,093,187

Total Health Care				5,820,474

Industrials - 18.9%
Aerospace & Defense - 1.3%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1		3,320,000	3,187,200

Air Freight & Logistics - 1.0%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,5], 10.00%, 2/15/2018	Caa2		2,485,000	2,522,275

Airlines - 5.2%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		3,645,000	3,717,900
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Ba1		2,290,000	2,421,675
Gol LuxCo S.A. (Brazil)[3], 8.875%, 1/24/2022	B	[4]	3,710,000	3,646,930
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		2,880,000	3,016,800

				12,803,305

Commercial Services & Supplies - 1.5%
Modular Space Corp.[3], 10.25%, 1/31/2019	B3		3,560,000	3,595,600

3

Investment Portfolio - September 30, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 1.2%
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	B2	$2,720,000	$2,924,000

Machinery - 5.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	3,750,000	3,773,437
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1	2,885,000	3,036,463
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3], 8.875%, 8/1/2020	B2	2,760,000	3,001,500
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	B2	2,925,000	3,027,375

			12,838,775

Trading Companies & Distributors - 3.5%
Aircastle Ltd., 4.625%, 12/15/2018	Ba3	3,050,000	3,050,000
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	3,485,000	3,624,400
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2	1,840,000	1,945,984

			8,620,384

Total Industrials			46,491,539

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	Caa1	2,705,000	2,488,600

Materials - 5.4%
Containers & Packaging - 2.5%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,3], 3.234%, 12/15/2019	Ba3	3,645,000	3,526,537
PaperWorks Industries, Inc.[3], 9.50%, 8/15/2019	B3	2,415,000	2,457,263

			5,983,800

Metals & Mining - 2.9%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	2,980,000	3,635,600
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	3,390,000	3,559,500

			7,195,100

Total Materials			13,178,900

Telecommunication Services - 3.7%
Wireless Telecommunication Services - 3.7%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	3,225,000	3,305,625
CPI International, Inc., 8.75%, 2/15/2018	Caa1	2,330,000	2,411,550
UPCB Finance VI Ltd. (Netherlands)[3], 6.875%, 1/15/2022	Ba3	3,215,000	3,432,013

			9,149,188

Total Telecommunication Services			9,149,188

4

Investment Portfolio - September 30, 2014

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 5.2%
Independent Power and Renewable Electricity Producers - 5.2%
AES Corp.[2], 3.234%, 6/1/2019	Ba3	$3,665,000	$3,610,025
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3	3,560,000	3,524,400
NRG Energy, Inc.[3], 6.25%, 7/15/2022	B1	3,260,000	3,343,537
RJS Power Holdings LLC[3], 5.125%, 7/15/2019	B1	2,425,000	2,400,750

Total Utilities			12,878,712

Total Non-Convertible Corporate Bonds (Identified Cost $226,104,684)			225,727,421

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.03%, (Identified Cost $6,010,571)		6,010,571	6,010,571

TOTAL INVESTMENTS - 97.4% (Identified Cost $240,053,700)			239,548,686
OTHER ASSETS, LESS LIABILITIES - 2.6%			6,401,082

NET ASSETS - 100%			$245,949,768

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of September 30, 2014.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $127,883,212 or 52.0% of the Series’ net assets as of September 30, 2014.

4Credit ratings from S&P (unaudited).

5Represents a Payment-In-Kind bond.

6Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$240,053,700
Unrealized appreciation	2,641,694
Unrealized depreciation	(3,146,708)

Net unrealized depreciation	$(505,014)

5

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$7,810,694	$—	$7,810,694	$—
Corporate debt:
Consumer Discretionary	27,534,326	—	27,534,326	—
Consumer Staples	23,038,663	—	23,038,663	—
Energy	34,136,663	—	34,136,663	—
Financials	51,010,356	—	51,010,356	—
Health Care	5,820,474	—	5,820,474	—
Industrials	46,491,539	—	46,491,539	—
Information Technology	2,488,600	—	2,488,600	—
Materials	13,178,900	—	13,178,900	—
Telecommunication Services	9,149,188	—	9,149,188	—
Utilities	12,878,712	—	12,878,712	—
Mutual funds	6,010,571	6,010,571	—	—

Total assets	$239,548,686	$6,010,571	$233,538,115	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 95.8%
Consumer Discretionary - 5.1%
Hotels, Restaurants & Leisure - 1.1%
Whistler Blackcomb Holdings, Inc. (Canada)	75,770	$1,244,848

Media - 4.0%
Nexstar Broadcasting Group, Inc. - Class A	14,130	571,135
Sinclair Broadcast Group, Inc. - Class A	34,970	912,367
Tribune Media Co. - Class A*	8,250	542,850
Twenty-First Century Fox, Inc. - Class A	69,170	2,371,839

		4,398,191

Total Consumer Discretionary		5,643,039

Consumer Staples - 4.1%
Beverages - 2.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	10,480	1,162,216
SABMiller plc (United Kingdom)[1]	20,420	1,131,626

		2,293,842

Food Products - 2.0%
Ingredion, Inc.	29,600	2,243,384

Total Consumer Staples		4,537,226

Energy - 19.1%
Energy Equipment & Services - 6.8%
Baker Hughes, Inc.	25,960	1,688,958
Cameron International Corp.*	39,420	2,616,700
Core Laboratories N.V. - ADR	5,860	857,611
Oceaneering International, Inc.	16,800	1,094,856
Schlumberger Ltd.	11,860	1,206,043

		7,464,168

Oil, Gas & Consumable Fuels - 12.3%
Apache Corp.	17,280	1,622,074
Cloud Peak Energy, Inc.*	123,480	1,558,318
Encana Corp. (Canada)	50,250	1,065,803
EOG Resources, Inc.	13,900	1,376,378
Hess Corp.	20,470	1,930,730
Koninklijke Vopak N.V. (Netherlands)[1]	45,520	2,452,832
Peabody Energy Corp.	134,770	1,668,453
Talisman Energy, Inc. (Canada)	223,790	1,936,269

		13,610,857

Total Energy		21,075,025

Financials - 8.2%
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B*	9,120	1,259,837

1

Investment Portfolio - September 30, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 5.0%
Plum Creek Timber Co., Inc.	27,240	$1,062,632
Potlatch Corp.	29,670	1,193,031
Rayonier, Inc.	24,560	764,798
Weyerhaeuser Co.	76,470	2,436,334

		5,456,795

Real Estate Management & Development - 2.1%
Realogy Holdings Corp.*	62,160	2,312,352

Total Financials		9,028,984

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Neogen Corp.*	25,935	1,024,433

Industrials - 25.5%
Airlines - 1.6%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	180,150	866,521
Latam Airlines Group S.A. - ADR (Chile)*	78,850	896,525

		1,763,046

Electrical Equipment - 0.9%
Polypore International, Inc.*	24,480	952,517

Machinery - 15.0%
AGCO Corp.	39,220	1,782,941
Deere & Co.	9,170	751,848
FANUC Corp. (Japan)[1]	9,280	1,678,314
Joy Global, Inc.	27,920	1,522,757
Kennametal, Inc.	19,100	789,021
KUKA AG (Germany)[1]	19,070	1,150,170
Pall Corp.	33,990	2,844,963
Pentair plc (United Kingdom)	38,850	2,544,287
Westport Innovations, Inc. - ADR (Canada)*	67,890	713,524
Xylem, Inc.	77,320	2,744,087

		16,521,912

Professional Services - 0.8%
SGS S.A. (Switzerland)[1]	450	931,030

Road & Rail - 3.5%
Kansas City Southern	17,010	2,061,612
Union Pacific Corp.	16,380	1,775,920

		3,837,532

Trading Companies & Distributors - 3.7%
Brenntag AG (Germany)[1]	36,030	1,763,469

2

Investment Portfolio - September 30, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Fastenal Co.	51,140	$2,296,186

		4,059,655

Total Industrials		28,065,692

Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.*	27,180	1,094,539

IT Services - 5.4%
MasterCard, Inc. - Class A	40,290	2,978,237
Visa, Inc. - Class A	13,730	2,929,570

		5,907,807

Semiconductors & Semiconductor Equipment - 1.8%
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	3,543,190	1,298,749
REC Silicon ASA (Norway)*[1]	1,842,630	738,819

		2,037,568

Software - 5.5%
Aspen Technology, Inc.*	14,350	541,282
AVEVA Group plc (United Kingdom)[1]	64,800	1,616,717
Check Point Software Technologies Ltd. (Israel)*	8,660	599,618
FireEye, Inc.*	17,370	530,827
Fortinet, Inc.*	25,090	633,899
Imperva, Inc.*	17,280	496,454
Nuance Communications, Inc.*	68,900	1,062,093
Proofpoint, Inc.*	15,080	560,071

		6,040,961

Technology Hardware, Storage & Peripherals - 1.1%
Stratasys Ltd.*	9,800	1,183,644

Total Information Technology		16,264,519

Materials - 18.1%
Chemicals - 11.8%
Monsanto Co.	28,230	3,176,157
The Mosaic Co.	34,930	1,551,241
Novozymes A/S - Class B (Denmark)[1]	25,550	1,105,692
Potash Corp. of Saskatchewan, Inc. (Canada)	32,010	1,106,266
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	54,880	1,434,563
Syngenta AG (Switzerland)[1]	5,700	1,804,881
Umicore S.A. (Belgium)[1]	36,650	1,597,871
Wacker Chemie AG (Germany)[1]	10,450	1,258,719

		13,035,390

3

Investment Portfolio - September 30, 2014

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 6.3%
Alcoa, Inc.	52,770	$849,069
Alumina Ltd. (Australia)*[1]	1,095,430	1,622,512
Iluka Resources Ltd. (Australia)[1]	140,950	969,483
Norsk Hydro ASA (Norway)[1]	147,960	827,215
Stillwater Mining Co.*	116,460	1,750,394
Teck Resources Ltd. - Class B (Canada)	50,290	949,978

		6,968,651

Total Materials		20,004,041

TOTAL COMMON STOCKS (Identified Cost $98,698,512)		105,642,959

SHORT-TERM INVESTMENT - 3.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $3,870,607)	3,870,607	3,870,607

TOTAL INVESTMENTS - 99.3% (Identified Cost $102,569,119)		109,513,566
OTHER ASSETS, LESS LIABILITIES - 0.7%		792,804

NET ASSETS - 100%		$110,306,370

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$103,066,699
Unrealized appreciation	13,177,079
Unrealized depreciation	(6,730,212)

Net unrealized appreciation	$6,446,867

4

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,643,039	$5,643,039	$—	$—
Consumer Staples	4,537,226	2,243,384	2,293,842	—
Energy	21,075,025	18,622,193	2,452,832	—
Financials	9,028,984	9,028,984	—	—
Health Care	1,024,433	1,024,433	—	—
Industrials	28,065,692	22,542,709	5,522,983	—
Information Technology	16,264,519	12,610,234	3,654,285	—
Materials	20,004,041	10,817,668	9,186,373	—
Mutual fund	3,870,607	3,870,607	—	—

Total assets	$109,513,566	$86,403,251	$23,110,315	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 94.9%
Consumer Discretionary - 16.5%
Auto Components - 2.6%
Mando Corp. (South Korea)[1]	23,510	$3,052,234

Automobiles - 2.1%
Hyundai Motor Co. (South Korea)[1]	13,780	2,482,787

Diversified Consumer Services - 3.9%
Kroton Educacional S.A. (Brazil)	746,000	4,687,358

Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc. - Class A (Argentina)	168,460	1,007,391

Household Durables - 0.8%
LG Electronics, Inc. (South Korea)[1]	15,900	988,817

Media - 1.1%
Global Mediacom Tbk PT (Indonesia)[1]	7,866,550	1,254,663

Specialty Retail - 5.2%
Belle International Holdings Ltd. (Hong Kong)[1]	2,278,000	2,561,545
China ZhengTong Auto Services Holdings Ltd. (China)[1]	4,319,210	2,521,371
Sa Sa International Holdings Ltd. (Hong Kong)[1]	1,747,610	1,197,300

		6,280,216

Total Consumer Discretionary		19,753,466

Consumer Staples - 11.7%
Beverages - 4.1%
AMBEV S.A. - ADR (Brazil)*	272,830	1,787,037
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	3,171,439

		4,958,476

Food & Staples Retailing - 1.1%
Raia Drogasil S.A. (Brazil)	150,000	1,302,829

Food Products - 5.5%
Charoen Pokphand Foods PCL (Thailand)[1]	2,674,000	2,483,522
M Dias Branco S.A. (Brazil)	46,000	1,844,886
Tiger Brands Ltd. (South Africa)[1]	79,190	2,211,508

		6,539,916

Personal Products - 1.0%
Natura Cosmeticos S.A. (Brazil)	79,000	1,200,613

Total Consumer Staples		14,001,834

Energy - 5.4%
Energy Equipment & Services - 0.5%
Anton Oilfield Services Group (China)[1]	682,000	202,030
SPT Energy Group, Inc. (China)[1]	980,000	342,188

		544,218

1

Investment Portfolio - September 30, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 4.9%
Pacific Rubiales Energy Corp. (Colombia)	221,420	$3,712,905
Petroleo Brasileiro S.A. - ADR (Brazil)	146,650	2,183,619

		5,896,524

Total Energy		6,440,742

Financials - 8.3%
Banks - 2.8%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	1,811,421
ICICI Bank Ltd. - ADR (India)	32,290	1,585,439

		3,396,860

Diversified Financial Services - 2.0%
JSE Ltd. (South Africa)[1]	271,000	2,365,628

Insurance - 1.2%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	422,360	1,392,481

Real Estate Management & Development - 2.3%
BR Malls Participacoes S.A. (Brazil)	111,000	872,491
General Shopping Brasil S.A. (Brazil)*	518,000	1,946,931

		2,819,422

Total Financials		9,974,391

Health Care - 23.8%
Biotechnology - 4.0%
Green Cross Corp. (South Korea)[1]	40,080	4,838,381

Health Care Equipment & Supplies - 4.3%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	5,178,000	5,107,674

Health Care Providers & Services - 8.8%
Apollo Hospitals Enterprise Ltd. (India)[1]	149,770	2,713,012
Fortis Healthcare Ltd. (India)*[1]	1,354,220	2,563,282
KPJ Healthcare Berhad (Malaysia)[1]	1,204,050	1,424,531
Life Healthcare Group Holdings Ltd. (South Africa)[1]	980,380	3,864,839

		10,565,664

Pharmaceuticals - 6.7%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	4,796,218
Lupin Ltd. (India)[1]	140,242	3,164,936

		7,961,154

Total Health Care		28,472,873

Industrials - 7.7%
Airlines - 3.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	444,100	2,136,121

2

Investment Portfolio - September 30, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Latam Airlines Group S.A. - ADR (Chile)*	162,400	$1,846,488

		3,982,609

Commercial Services & Supplies - 1.0%
MiX Telematics Ltd. - ADR (South Africa)*	126,930	1,185,526

Electrical Equipment - 1.8%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,107,113

Machinery - 1.0%
Sany Heavy Equipment International Holdings Co. Ltd. (China)*[1]	5,234,700	1,164,517

Marine - 0.6%
Sinotrans Shipping Ltd. (China)*[1]	2,604,000	723,414

Total Industrials		9,163,179

Information Technology - 6.6%
Internet Software & Services - 3.0%
Qihoo 360 Technology Co. Ltd. - ADR (China)*	15,310	1,032,966
Tencent Holdings Ltd. (China)[1]	100,000	1,488,145
Youku Tudou, Inc. - ADR (China)*	59,700	1,069,824

		3,590,935

Semiconductors & Semiconductor Equipment - 0.1%
MediaTek, Inc. (Taiwan)[1]	7,000	103,668

Software - 1.1%
Totvs S.A. (Brazil)	92,930	1,410,417

Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	2,856,019

Total Information Technology		7,961,039

Materials - 7.4%
Chemicals - 4.7%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	2,326,721
Uralkali OJSC (Russia)[1]	483,150	1,704,105
Yingde Gases Group Co. Ltd. (China)[1]	1,604,000	1,521,598

		5,552,424

Metals & Mining - 2.7%
Impala Platinum Holdings Ltd. (South Africa)*[1]	233,080	1,793,276
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	149,997	1,455,088

		3,248,364

Total Materials		8,800,788

Telecommunication Services - 7.5%
Wireless Telecommunication Services - 7.5%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	4,657,464

3

Investment Portfolio - September 30, 2014

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
China Mobile Ltd. (China)[1]	372,920	$4,364,096

Total Telecommunication Services		9,021,560

TOTAL COMMON STOCKS (Identified Cost $110,729,377)		113,589,872

SHORT-TERM INVESTMENT - 5.7%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $6,753,157)	6,753,157	6,753,157

TOTAL INVESTMENTS - 100.6% (Identified Cost $117,482,534)		120,343,029
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(672,216)

NET ASSETS - 100%		$119,670,813

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 17.4%; China 16.3%; South Korea 11.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$117,482,534
Unrealized appreciation	13,863,422
Unrealized depreciation	(11,002,927)

Net unrealized appreciation	$2,860,495

4

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$19,753,466	$5,694,749	$14,058,717	$—
Consumer Staples	14,001,834	9,306,804	4,695,030	—
Energy	6,440,742	5,896,524	544,218	—
Financials	9,974,391	5,797,342	4,177,049	—
Health Care	28,472,873	—	28,472,873	—
Industrials	9,163,179	5,168,135	3,995,044	—
Information Technology	7,961,039	3,513,207	4,447,832	—
Materials	8,800,788	2,326,721	6,474,067	—
Telecommunication Services	9,021,560	4,657,464	4,364,096	—
Mutual fund	6,753,157	6,753,157	—	—

Total assets	$120,343,029	$49,114,103	$71,228,926	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 45.0%
Non-Convertible Corporate Bonds - 45.0%
Consumer Discretionary - 5.3%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	Baa3		400,000	$428,400
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		250,000	250,000

				678,400

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		1,615,000	1,763,816
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		275,000	343,705

				2,107,521

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		1,165,000	1,254,335

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,000,000	1,131,239

Household Durables - 0.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B2		500,000	502,500
NVR, Inc., 3.95%, 9/15/2022	Baa2		1,280,000	1,294,633
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		590,000	626,529

				2,423,662

Media - 1.8%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		325,000	385,270
British Sky Broadcasting Group plc (United Kingdom)[3], 9.50%, 11/15/2018	Baa1		825,000	1,049,615
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	BB	[4]	330,000	327,525
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	B2		250,000	260,000
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		835,000	935,147
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		320,000	354,859
Sirius XM Radio, Inc.[3], 4.25%, 5/15/2020	B1		500,000	478,750
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		770,000	839,065

				4,630,231

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		350,000	334,053

Specialty Retail - 0.2%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3		400,000	398,726

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3		625,000	710,998

Total Consumer Discretionary				13,669,165

1

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 1.1%
Beverages - 0.4%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2			350,000	$422,551
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3			350,000	398,602
SABMiller plc (United Kingdom)[3], 6.50%, 7/15/2018	Baa1			200,000	230,818

					1,051,971

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1			250,000	237,500
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	B3			500,000	530,000
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B1			250,000	271,875

					1,039,375

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1			250,000	266,875

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3			375,000	386,657

Total Consumer Staples					2,744,878

Energy - 2.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2			575,000	697,742
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3			560,000	608,978
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3			1,355,000	1,739,569

					3,046,289

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.[5], 3.481%, 4/15/2019	Ba1			250,000	250,625
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3			400,000	400,111
EOG Resources, Inc., 2.625%, 3/15/2023	A3			490,000	467,602
Ithaca Energy, Inc. (United Kingdom)[3], 8.125%, 7/1/2019	Caa1			250,000	245,625
Petrobras Global Finance B.V. (Brazil)[5], 1.852%, 5/20/2016	Baa1			1,400,000	1,398,600
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3			800,000	971,600

					3,734,163

Total Energy					6,780,452

Financials - 27.4%
Banks - 11.6%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5], 9.00%, 5/29/2049	WR	[6]		400,000	425,000
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A1		EUR	100,000	149,315
Banco Santander S.A. (Spain)[5], 6.375%, 5/29/2049	Ba1			400,000	379,200
Bank of America Corp., 5.75%, 8/15/2016	Baa3			680,000	734,572
Bank of America Corp., 6.875%, 4/25/2018	Baa2			480,000	553,634
Bank of America Corp., 7.625%, 6/1/2019	Baa2			1,385,000	1,673,159
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3			200,000	215,741

2

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			300,000	$407,947
Barclays plc (United Kingdom)[5], 6.625%, 6/29/2049	B	[4]		200,000	189,000
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2			845,000	946,400
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2			1,455,000	1,509,980
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[3], 4.80%, 6/24/2015	Baa2			500,000	513,951
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[4]	EUR	50,000	74,517
BPCE S.A. (France)[5], 2.84%, 7/29/2049	Ba2			400,000	357,480
Citigroup, Inc., 8.50%, 5/22/2019	Baa2			2,710,000	3,387,411
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,555,350
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[5], 8.40%, 11/29/2049	WR	[6]		100,000	110,125
HSBC Bank plc (United Kingdom)[3], 1.50%, 5/15/2018	Aa3			500,000	493,088
HSBC Finance Corp., 6.676%, 1/15/2021	Baa2			350,000	410,298
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1			100,000	101,269
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2			790,000	819,565
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2			350,000	402,996
Intesa Sanpaolo S.p.A. (Italy)[3], 5.017%, 6/26/2024	Ba1			1,000,000	974,336
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3			820,000	951,146
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2			1,580,000	1,837,015
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021	Baa3			250,000	290,313
National City Corp., 6.875%, 5/15/2019	Baa1			1,350,000	1,599,629
Popular, Inc., 7.00%, 7/1/2019	B2			500,000	502,500
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	Aaa		CAD	1,295,000	1,158,626
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa		CAD	2,140,000	1,927,156
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,890,347
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	WR	[6]		350,000	350,000
The Royal Bank of Scotland plc (United Kingdom)[5], 9.50%, 3/16/2022	BB	[4]		250,000	285,000
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2			300,000	362,594
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2			470,000	495,082
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	1,943,743

					29,977,485

Capital Markets - 3.9%
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	Baa1			330,000	333,426
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1			1,790,000	2,018,332
The Goldman Sachs Group, Inc.[5], 1.334%, 11/15/2018	Baa1			1,680,000	1,709,168
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1			615,000	684,722
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	Baa1			550,000	609,731
The Goldman Sachs Group, Inc.[5], 1.835%, 11/29/2023	Baa1			350,000	363,523
Morgan Stanley, 2.125%, 4/25/2018	Baa2			740,000	739,922

3

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.75%, 1/25/2021	Baa2		2,015,000	$2,289,439
Scottrade Financial Services, Inc.[3], 6.125%, 7/11/2021	Baa3		375,000	390,045
UBS AG (Switzerland)[5], 7.25%, 2/22/2022	BBB	[4]	400,000	427,500
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[4]	250,000	290,439
UBS AG (Switzerland)[5], 4.75%, 5/22/2023	BBB	[4]	200,000	200,000

				10,056,247

Consumer Finance - 1.4%
American Express Co.[5], 6.80%, 9/1/2066	Baa2		620,000	661,850
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3		950,000	946,561
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		675,000	804,271
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1		500,000	392,500
Discover Bank, 4.20%, 8/8/2023	Baa3		320,000	331,286
Navient LLC, 6.125%, 3/25/2024	Ba3		500,000	487,500

				3,623,968

Diversified Financial Services - 3.2%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3		380,000	442,085
CME Group, Inc., 3.00%, 9/15/2022	Aa3		660,000	657,782
General Electric Capital Corp., 5.625%, 5/1/2018	A1		725,000	819,641
General Electric Capital Corp.[5], 0.618%, 5/5/2026	A1		855,000	814,945
General Electric Capital Corp.[5], 7.125%, 12/29/2049	Baa1		585,000	677,137
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2		350,000	385,530
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	Baa2		400,000	406,972
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		500,000	511,250
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		2,265,000	2,798,657
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3		370,000	380,649
Voya Financial, Inc., 5.50%, 7/15/2022	Baa3		270,000	304,385

				8,199,033

Insurance - 3.8%
Aegon N.V. (Netherlands)[5], 2.549%, 7/29/2049	Baa1		435,000	396,959
American International Group, Inc., 4.875%, 6/1/2022	Baa1		1,875,000	2,062,357
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		1,400,000	1,414,640
AXA S.A. (France)[5], 2.663%, 8/29/2049	A3		425,000	391,000
First American Financial Corp., 4.30%, 2/1/2023	Baa3		565,000	568,600
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3		1,755,000	2,129,217
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	Ba1		600,000	528,000
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,320,000	1,472,255
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	Baa2		800,000	848,000

				9,811,028

4

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 3.2%
American Tower Corp., 3.40%, 2/15/2019	Baa3			1,705,000	$1,741,947
BioMed Realty LP, 3.85%, 4/15/2016	Baa3			140,000	145,925
Camden Property Trust, 5.70%, 5/15/2017	Baa1			715,000	788,248
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1			250,000	245,000
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2			1,110,000	1,233,317
HCP, Inc., 6.70%, 1/30/2018	Baa1			865,000	995,072
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2			635,000	698,612
Simon Property Group LP, 6.125%, 5/30/2018	A2			285,000	326,994
Simon Property Group LP, 10.35%, 4/1/2019	A2			1,125,000	1,494,813
UDR, Inc., 4.625%, 1/10/2022	Baa1			460,000	491,727

					8,161,655

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2			250,000	256,250

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3			500,000	528,750

Total Financials					70,614,416

Health Care - 1.1%
Health Care Equipment & Supplies - 0.9%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2		EUR	1,540,000	2,292,426

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3			500,000	546,039

Total Health Care					2,838,465

Industrials - 2.4%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1			500,000	480,000
L-3 Communications Corp., 3.95%, 11/15/2016	Baa3			400,000	420,485

					900,485

Airlines - 0.3%
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Ba1			625,000	660,938
Gol LuxCo S.A. (Brazil)[3], 8.875%, 1/24/2022	B	[4]		230,000	226,090

					887,028

Commercial Services & Supplies - 0.1%
Modular Space Corp.[3], 10.25%, 1/31/2019	B3			250,000	252,500

Machinery - 0.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1			660,000	664,125

5

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		415,000	$452,191

				1,116,316

Trading Companies & Distributors - 1.2%
Air Lease Corp., 3.375%, 1/15/2019	BBB	[4]	1,150,000	1,164,375
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		250,000	260,000
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		240,000	237,600
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		250,000	261,250
International Lease Finance Corp.[5], 2.184%, 6/15/2016	Ba2		750,000	742,500
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		380,000	423,700

				3,089,425

Total Industrials				6,245,754

Information Technology - 1.5%
Internet Software & Services - 0.2%
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A3		400,000	404,324

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	Baa2		400,000	394,419

Semiconductors & Semiconductor Equipment - 0.3%
Xilinx, Inc., 3.00%, 3/15/2021	A3		850,000	850,597

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc., 2.40%, 5/3/2023	Aa1		100,000	94,557
EMC Corp., 2.65%, 6/1/2020	A1		795,000	789,280
Hewlett-Packard Co.[5], 1.17%, 1/14/2019	Baa1		1,385,000	1,403,610

				2,287,447

Total Information Technology				3,936,787

Materials - 2.1%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	Baa1		100,000	104,080
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3		75,000	89,017

				193,097

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.234%, 12/15/2019	Ba3		500,000	483,750

Metals & Mining - 1.3%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1		250,000	305,000
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1		580,000	685,367
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	Baa3		470,000	466,317
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3		618,000	676,710
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3		360,000	373,459

6

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	250,000	$262,500
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	645,000	640,301

			3,409,654

Paper & Forest Products - 0.5%
International Paper Co., 7.50%, 8/15/2021	Baa2	1,175,000	1,458,978

Total Materials			5,545,479

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2	1,200,000	1,338,804

Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2	990,000	1,083,367
CPI International, Inc., 8.75%, 2/15/2018	Caa1	250,000	258,750
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	500,000	499,873

			1,841,990

Total Telecommunication Services			3,180,794

Utilities - 0.3%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	400,000	396,068

Independent Power and Renewable Electricity Producers - 0.1%
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3	250,000	247,500

Total Utilities			643,568

TOTAL CORPORATE BONDS (Identified Cost $117,446,325)			116,199,758

PREFERRED STOCKS - 0.0%#
Financials - 0.0%#
Insurance - 0.0%#
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[7] (Identified Cost $99,250)	Ba1	1,000	101,300

7

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	WR	[6]		1,672,041	$283,419
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR	[6]		2,618,192	531,754
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.567%, 10/25/2021	WR	[6]		4,146,868	366,807
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.227%, 4/25/2023	Aaa			23,686,446	383,200
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.584%, 10/25/2018	WR	[6]		6,198,975	347,409

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,036,861)					1,912,589

FOREIGN GOVERNMENT BONDS - 44.9%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	563,784
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	Baa2		BRL	10,200,000	3,962,238
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2			400,000	508,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,428,952
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	11,500,000	10,331,158
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,234,823
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	Baa3		IDR	80,000,000,000	6,466,967
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1		EUR	1,340,000	2,114,435
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1		EUR	400,000	602,260
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	2,835,000	4,503,888
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	7,009,167
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3		JPY	530,700,000	4,861,981
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	Aa3		KRW	5,790,000,000	5,541,402
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3		KRW	2,400,000,000	2,292,999
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR	[6]	MYR	29,570,000	8,989,821
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	A3		MXN	625,000	47,467
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	21,454,000	1,685,686
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3		MXN	15,000,000	1,164,907
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	2,663,496
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	3,893,144
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	28,000,000	2,271,022
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	4,810,456
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	21,000,000	1,630,374
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	34,000,000	2,620,824
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	534,434
Russian Foreign Bond - Eurobond (Russia)[3], 5.00%, 4/29/2020	Baa1			1,000,000	1,015,050
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,687,347
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2		EUR	1,415,000	2,015,240
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa2		EUR	2,740,000	4,004,159
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	3,755,000	6,057,904
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	Aa1		GBP	4,750,000	7,832,785

8

Investment Portfolio - September 30, 2014

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2 / SHARES		VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,435,000	$3,916,291
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	4,741,751

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $115,981,799)				116,004,212

MUNICIPAL BONDS - 0.6%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022 (Identified Cost $1,530,843)	B1		1,650,000	1,461,405

MUTUAL FUND - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $299,593)			3,250	298,838

U.S. GOVERNMENT AGENCIES - 3.2%
Mortgage-Backed Securities - 3.2%
Fannie Mae, Pool #735500, 5.50%, 5/1/2035			1,447,877	1,622,222
Freddie Mac, Pool #J14406, 3.50%, 2/1/2026			1,975,121	2,074,334
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026			1,902,451	1,998,014
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038			2,180,969	2,430,360

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,964,930)				8,124,930

SHORT-TERM INVESTMENT - 4.4%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.03%, (Identified Cost $11,269,736)			11,269,736	11,269,736

TOTAL INVESTMENTS - 98.9% (Identified Cost $256,629,337)				255,372,768
OTHER ASSETS, LESS LIABILITIES - 1.1%				2,830,799

NET ASSETS - 100%				$258,203,567

9

Investment Portfolio - September 30, 2014

(unaudited)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

#Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $28,333,047 or 11.0% of the Series’ net assets as of September 30, 2014.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of September 30, 2014.

6Credit rating has been withdrawn. As of September 30, 2014, there is no rating available (unaudited).

7The rate shown is a fixed rate as of September 30, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2015.

8Rate shown is the current yield as of September 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 35.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$256,629,337
Unrealized appreciation	5,029,317
Unrealized depreciation	(6,285,886)

Net unrealized depreciation	$(1,256,569)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - September 30, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$101,300	$101,300	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,124,930	—	8,124,930	—
States and political subdivisions (municipals)	1,461,405	—	1,461,405	—
Corporate debt:
Consumer Discretionary	13,669,165	—	13,669,165	—
Consumer Staples	2,744,878	—	2,744,878	—
Energy	6,780,452	—	6,780,452	—
Financials	70,614,416	—	70,614,416	—
Health Care	2,838,465	—	2,838,465	—
Industrials	6,245,754	—	6,245,754	—
Information Technology	3,936,787	—	3,936,787	—
Materials	5,545,479	—	5,545,479	—
Telecommunication Services	3,180,794	—	3,180,794	—
Utilities	643,568	—	643,568	—
Commercial mortgage-backed securities	1,912,589	—	1,912,589	—
Foreign government bonds	116,004,212	—	116,004,212	—
Mutual funds	11,568,574	11,568,574	—	—

Total assets	$255,372,768	$11,669,874	$243,702,894	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2014

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	1,756,142	$17,175,072
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	185,787	3,100,790
Manning & Napier Fund, Inc. - Equity Income Series, Class I	281,529	3,054,585
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	51,640	498,327
Manning & Napier Fund, Inc. - Real Estate Series, Class I	163,954	1,478,867

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $25,119,634)		25,307,641
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(21,328)

NET ASSETS - 100%		$25,286,313

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$25,217,139
Unrealized appreciation	272,983
Unrealized depreciation	(182,481)

Net unrealized appreciation	$90,502

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$25,307,641	$25,307,641	$—	$—

Total assets:	$25,307,641	$25,307,641	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

1

Investment Portfolio - September 30, 2014

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2014

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	712,636	$6,969,576
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	180,191	3,007,381
Manning & Napier Fund, Inc. - Emerging Markets Series, Class I	41,386	456,482
Manning & Napier Fund, Inc. - Equity Income Series, Class I	287,539	3,119,798
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	79,154	763,836
Manning & Napier Fund, Inc. - Inflation Focus Equity Series	25,215	294,758
Manning & Napier Fund, Inc. - Real Estate Series, Class I	100,586	907,288

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.2% (Identified Cost $15,278,443)		15,519,119
LIABILITIES, LESS OTHER ASSETS - (0.2)%		(23,548)

NET ASSETS - 100%		$15,495,571

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$15,358,367
Unrealized appreciation	288,452
Unrealized depreciation	(127,700)

Net unrealized appreciation	$160,752

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$15,519,119	$15,519,119	$—	$—

Total assets:	$15,519,119	$15,519,119	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2013 or September 30, 2014.

1

Investment Portfolio - September 30, 2014

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2014

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 94.0%
Consumer Discretionary - 36.5%
Hotels, Restaurants & Leisure - 1.9%
Whitbread plc (United Kingdom)[1]	84,160	$5,655,168

Internet & Catalog Retail - 8.7%
Groupon, Inc.*	2,186,660	14,606,889
TripAdvisor, Inc.*	120,710	11,035,308

		25,642,197

Media - 12.0%
AMC Networks, Inc. - Class A*	284,530	16,622,243
Morningstar, Inc.	112,290	7,624,491
World Wrestling Entertainment, Inc. - Class A	788,660	10,859,848

		35,106,582

Specialty Retail - 4.1%
Dick’s Sporting Goods, Inc.	274,040	12,024,875

Textiles, Apparel & Luxury Goods - 9.8%
Gildan Activewear, Inc. (Canada)	149,830	8,198,698
Lululemon Athletica, Inc.*	489,290	20,555,073

		28,753,771

Total Consumer Discretionary		107,182,593

Consumer Staples - 7.7%
Beverages - 3.3%
Monster Beverage Corp.*	106,530	9,765,605

Food Products - 4.4%
Keurig Green Mountain, Inc.	99,160	12,903,691

Total Consumer Staples		22,669,296

Financials - 5.1%
Diversified Financial Services - 5.1%
MSCI, Inc.	317,370	14,922,737

Health Care - 18.5%
Biotechnology - 7.0%
BioMarin Pharmaceutical, Inc.*	153,220	11,056,355
Seattle Genetics, Inc.*	256,060	9,520,311

		20,576,666

Health Care Equipment & Supplies - 7.1%
HeartWare International, Inc.*	140,900	10,938,067
Thoratec Corp.*	374,630	10,013,860

		20,951,927

Health Care Providers & Services - 4.4%
Catamaran Corp.*	302,980	12,770,607

Total Health Care		54,299,200

1

Investment Portfolio - September 30, 2014

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 9.2%
Machinery - 3.6%
Chart Industries, Inc.*	76,780	$4,693,561
Westport Innovations, Inc. - ADR (Canada)*	545,090	5,728,896

		10,422,457

Trading Companies & Distributors - 3.0%
Fastenal Co.	196,970	8,843,953

Transportation Infrastructure - 2.6%
Wesco Aircraft Holdings, Inc.*	435,227	7,572,950

Total Industrials		26,839,360

Information Technology - 17.0%
Communications Equipment - 2.8%
Ixia*	905,583	8,277,029

Electronic Equipment, Instruments & Components - 2.9%
FLIR Systems, Inc.	268,590	8,417,611

Internet Software & Services - 8.3%
MercadoLibre, Inc. (Argentina)	66,440	7,218,706
Q2 Holdings, Inc.*	402,061	5,628,854
Qihoo 360 Technology Co. Ltd. - ADR (China)*	101,420	6,842,807
Zillow, Inc. - Class A*	41,250	4,784,587

		24,474,954

IT Services - 3.0%
EVERTEC, Inc.	394,210	8,806,651

Total Information Technology		49,976,245

TOTAL COMMON STOCKS (Identified Cost $287,286,309)		275,889,431

SHORT-TERM INVESTMENT - 6.2%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $18,034,010)	18,034,010	18,034,010

TOTAL INVESTMENTS - 100.2% (Identified Cost $305,320,319)		293,923,441
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(548,923)

NET ASSETS - 100%		$293,374,518

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2014.

2

Investment Portfolio - September 30, 2014

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$305,551,569
Unrealized appreciation	16,484,461
Unrealized depreciation	(28,112,589)

Net unrealized depreciation	$(11,628,128)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$107,182,593	$101,527,425	$5,655,168	$—
Consumer Staples	22,669,296	22,669,296	—	—
Financials	14,922,737	14,922,737	—	—
Health Care	54,299,200	54,299,200	—	—
Industrials	26,839,360	26,839,360	—	—
Information Technology	49,976,245	49,976,245	—	—
Mutual fund	18,034,010	18,034,010	—	—

Total assets	$293,923,441	$288,268,273	$5,655,168	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 95.6%
Consumer Discretionary - 13.6%
Hotels, Restaurants & Leisure - 3.1%
McDonald’s Corp.	8,740	$828,639
Whistler Blackcomb Holdings, Inc. (Canada)	23,070	379,024
Yum! Brands, Inc.	6,810	490,184

		1,697,847

Leisure Products - 1.0%
Mattel, Inc.	18,430	564,879

Media - 8.0%
Gannett Co., Inc.	16,280	483,028
Lamar Advertising Co. - Class A	15,640	770,270
Time Warner, Inc.	13,360	1,004,806
Twenty-First Century Fox, Inc. - Class A	37,430	1,283,475
Viacom, Inc. - Class B	9,830	756,320

		4,297,899

Specialty Retail - 1.5%
Staples, Inc.	66,000	798,600

Total Consumer Discretionary		7,359,225

Consumer Staples - 13.1%
Beverages - 4.4%
Dr. Pepper Snapple Group, Inc.	7,780	500,332
Molson Coors Brewing Co. - Class B	12,920	961,765
PepsiCo, Inc.	10,070	937,416

		2,399,513

Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	9,090	695,112

Food Products - 1.9%
ConAgra Foods, Inc.	31,310	1,034,482

Household Products - 2.4%
Energizer Holdings, Inc.	10,320	1,271,527

Tobacco - 3.1%
Philip Morris International, Inc.	19,730	1,645,482

Total Consumer Staples		7,046,116

Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	10,070	1,201,552
ConocoPhillips	13,090	1,001,647
Exxon Mobil Corp.	11,190	1,052,419
Talisman Energy, Inc. (Canada)	132,040	1,142,433
Total S.A. (France)[1]	8,300	537,462

Total Energy		4,935,513

1

Investment Portfolio - September 30, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 23.9%
Banks - 9.3%
Citigroup, Inc.	34,750	$1,800,745
HSBC Holdings plc (United Kingdom)[1]	64,140	651,741
JPMorgan Chase & Co.	10,220	615,654
U.S. Bancorp	23,060	964,600
Wells Fargo & Co.	19,130	992,273

		5,025,013

Capital Markets - 2.7%
American Capital Ltd.*	17,150	242,844
Apollo Investment Corp.	30,020	245,263
Ares Capital Corp.	14,680	237,229
BlackRock Kelso Capital Corp.	28,430	242,792
MCG Capital Corp.	73,780	259,706
PennantPark Investment Corp.	23,070	251,694

		1,479,528

Insurance - 4.9%
Admiral Group plc (United Kingdom)[1]	67,020	1,389,897
Principal Financial Group, Inc.	14,030	736,154
The Progressive Corp.	20,300	513,184

		2,639,235

Real Estate Investment Trusts (REITS) - 7.0%
American Campus Communities, Inc.	5,960	217,242
CBS Outdoor Americas, Inc.	23,600	706,584
Digital Realty Trust, Inc.	2,020	126,008
Mack-Cali Realty Corp.	9,800	187,278
Physicians Realty Trust	15,810	216,913
Plum Creek Timber Co., Inc.	24,610	960,036
Weyerhaeuser Co.	42,920	1,367,431

		3,781,492

Total Financials		12,925,268

Health Care - 6.3%
Pharmaceuticals - 6.3%
Johnson & Johnson	9,860	1,050,977
Roche Holding AG (Switzerland)[1]	1,830	540,405
Sanofi (France)[1]	15,840	1,791,049

Total Health Care		3,382,431

Industrials - 9.9%
Commercial Services & Supplies - 2.5%
Waste Management, Inc.	28,170	1,338,920

2

Investment Portfolio - September 30, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates - 2.4%
General Electric Co.	51,390	$1,316,612

Machinery - 1.6%
Caterpillar, Inc.	4,070	403,052
Donaldson Co., Inc.	10,710	435,147

		838,199

Road & Rail - 2.0%
Union Pacific Corp.	10,140	1,099,379

Trading Companies & Distributors - 1.4%
Fastenal Co.	17,220	773,178

Total Industrials		5,366,288

Information Technology - 10.6%
Communications Equipment - 3.4%
Cisco Systems, Inc.	33,500	843,195
Qualcomm, Inc.	13,490	1,008,647

		1,851,842

IT Services - 3.4%
Broadridge Financial Solutions, Inc.	12,540	522,040
Xerox Corp.	98,030	1,296,937

		1,818,977

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	10,510	1,058,883
EMC Corp.	34,540	1,010,640

		2,069,523

Total Information Technology		5,740,342

Materials - 6.2%
Chemicals - 2.4%
The Dow Chemical Co.	8,340	437,350
The Mosaic Co.	9,470	420,563
Potash Corp. of Saskatchewan, Inc. (Canada)	12,640	436,838

		1,294,751

Containers & Packaging - 1.7%
Avery Dennison Corp.	20,560	918,004

Paper & Forest Products - 2.1%
International Paper Co.	24,040	1,147,670

Total Materials		3,360,425

Utilities - 2.9%
Electric Utilities - 2.0%
Exelon Corp.	18,810	641,233

3

Investment Portfolio - September 30, 2014

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Electric Utilities (continued)
Northeast Utilities	10,060	$445,658

		1,086,891

Multi-Utilities - 0.9%
CMS Energy Corp.	15,140	449,052

Total Utilities		1,535,943

TOTAL COMMON STOCKS (Identified Cost $49,925,970)		51,651,551

SHORT-TERM INVESTMENT - 1.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $933,669)	933,669	933,669

TOTAL INVESTMENTS - 97.3% (Identified Cost $50,859,639)		52,585,220
OTHER ASSETS, LESS LIABILITIES - 2.7%		1,436,002

NET ASSETS - 100%		$54,021,222

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$50,859,644
Unrealized appreciation	2,858,737
Unrealized depreciation	(1,133,161)

Net unrealized appreciation	$1,725,576

4

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$7,359,225	$7,359,225	$—	$—
Consumer Staples	7,046,116	7,046,116	—	—
Energy	4,935,513	4,398,051	537,462	—
Financials	12,925,268	10,883,630	2,041,638	—
Health Care	3,382,431	1,050,977	2,331,454	—
Industrials	5,366,288	5,366,288	—	—
Information Technology	5,740,342	5,740,342	—	—
Materials	3,360,425	3,360,425	—	—
Utilities	1,535,943	1,535,943	—	—
Mutual fund	933,669	933,669	—	—

Total assets	$52,585,220	$47,674,666	$4,910,554	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 96.8%
Consumer Discretionary - 22.2%
Diversified Consumer Services - 3.0%
Apollo Education Group, Inc.*	341,040	$8,577,156

Household Durables - 2.5%
DR Horton, Inc.	116,130	2,382,988
PulteGroup, Inc.	142,940	2,524,320
Toll Brothers, Inc.*	74,030	2,306,775

		7,214,083

Internet & Catalog Retail - 2.6%
Expedia, Inc.	83,770	7,339,927

Media - 6.9%
Gannett Co., Inc.	183,100	5,432,577
Nexstar Broadcasting Group, Inc. - Class A	97,790	3,952,672
Sinclair Broadcast Group, Inc. - Class A	158,280	4,129,525
World Wrestling Entertainment, Inc. - Class A	436,390	6,009,090

		19,523,864

Specialty Retail - 7.2%
American Eagle Outfitters, Inc.	778,110	11,298,157
Kingfisher plc (United Kingdom)[1]	1,748,890	9,146,423

		20,444,580

Total Consumer Discretionary		63,099,610

Consumer Staples - 2.4%
Food Products - 2.4%
Dean Foods Co.	522,830	6,927,498

Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Cameco Corp. (Canada)	642,120	11,339,839
Cloud Peak Energy, Inc.*	667,710	8,426,500
Peabody Energy Corp.	532,580	6,593,340

Total Energy		26,359,679

Financials - 19.1%
Banks - 6.0%
Popular, Inc.*	390,890	11,505,847
Synovus Financial Corp.	232,672	5,500,366

		17,006,213

Consumer Finance - 3.1%
SLM Corp.	1,018,970	8,722,383

Real Estate Investment Trusts (REITS) - 5.9%
CBL & Associates Properties, Inc.	481,670	8,621,893

1

Investment Portfolio - September 30, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
CBS Outdoor Americas, Inc.	276,580	$8,280,805

		16,902,698

Real Estate Management & Development - 4.1%
Realogy Holdings Corp.*	312,580	11,627,976

Total Financials		54,259,270

Health Care - 6.2%
Health Care Providers & Services - 6.2%
Quest Diagnostics, Inc.	104,620	6,348,342
Tenet Healthcare Corp.*	97,340	5,781,023
Universal Health Services, Inc. - Class B	53,760	5,617,920

Total Health Care		17,747,285

Industrials - 20.9%
Airlines - 7.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	448,480	2,157,189
Latam Airlines Group S.A. - ADR (Chile)*	584,130	6,641,558
Republic Airways Holdings, Inc.*	1,040,830	11,563,621

		20,362,368

Machinery - 5.5%
Joy Global, Inc.	152,490	8,316,805
Terex Corp.	230,170	7,312,501

		15,629,306

Road & Rail - 8.2%
Heartland Express, Inc.	279,300	6,692,028
Hertz Global Holdings, Inc.*	419,610	10,653,898
Swift Transportation Co.*	291,050	6,106,229

		23,452,155

Total Industrials		59,443,829

Information Technology - 14.2%
Communications Equipment - 6.0%
ARRIS Group, Inc.*	402,190	11,404,098
Polycom, Inc.*	461,140	5,665,105

		17,069,203

IT Services - 6.1%
EVERTEC, Inc.	403,500	9,014,190
VeriFone Systems, Inc.*	242,800	8,347,464

		17,361,654

2

Investment Portfolio - September 30, 2014

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 2.1%
Nuance Communications, Inc.*	382,550	$5,897,008

Total Information Technology		40,327,865

Materials - 2.5%
Metals & Mining - 2.5%
Stillwater Mining Co.*	477,252	7,173,098

TOTAL COMMON STOCKS (Identified Cost $284,436,168)		275,338,134

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $8,903,447)	8,903,447	8,903,447

TOTAL INVESTMENTS - 99.9% (Identified Cost $293,339,615)		284,241,581
OTHER ASSETS, LESS LIABILITIES - 0.1%		261,480

NET ASSETS - 100%		$284,503,061

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$293,339,617
Unrealized appreciation	12,699,403
Unrealized depreciation	(21,797,439)

Net unrealized depreciation	$(9,098,036)

3

Investment Portfolio - September 30, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$63,099,610	$53,953,187	$9,146,423	$—
Consumer Staples	6,927,498	6,927,498	—	—
Energy	26,359,679	26,359,679	—	—
Financials	54,259,270	54,259,270	—	—
Health Care	17,747,285	17,747,285	—	—
Industrials	59,443,829	59,443,829	—	—
Information Technology	40,327,865	40,327,865	—	—
Materials	7,173,098	7,173,098	—	—
Mutual fund	8,903,447	8,903,447	—	—

Total assets	$284,241,581	$275,095,158	$9,146,423	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of September 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 24, 2014

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 24, 2014